UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22250

PIMCO ETF Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO ETF Trust

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 400-4383

Date of fiscal year end: June 30

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PIMCO 0-5 Year High Yield Corporate Bond Index Fund

PIMCO 1-3 Year U.S. Treasury Index Fund

PIMCO 1-5 Year U.S. TIPS Index Fund

PIMCO 3-7 Year U.S. Treasury Index Fund

PIMCO 7-15 Year U.S. Treasury Index Fund

PIMCO 15+ Year U.S. TIPS Index Fund

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund

PIMCO Australia Bond Index Fund

PIMCO Broad U.S. TIPS Index Fund

PIMCO Broad U.S. Treasury Index Fund

PIMCO Canada Bond Index Fund

PIMCO Germany Bond Index Fund

PIMCO Investment Grade Corporate Bond Index Fund

PIMCO Build America Bond Strategy Fund

PIMCO Enhanced Short Maturity Strategy Fund

PIMCO Intermediate Municipal Bond Strategy Fund

PIMCO Short Term Municipal Bond Strategy Fund

PIMCO Total Return Exchange–Traded Fund

Schedule of Investments

PIMCO 0-5 Year High Yield Corporate Bond Index Fund

March 31, 2012 (Unaudited)

	0000000000	0000000000
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 90.7%
BANKING & FINANCE 18.6%
Ally Financial, Inc.
4.500% due 02/11/2014	$6,275	$6,299
BAC Capital Trust
4.000% due 09/29/2049	2,100	1,483
CIT Group, Inc.
4.750% due 02/15/2015	2,850	2,882
5.250% due 04/01/2014	1,950	2,001
E*Trade Financial Corp.
6.750% due 06/01/2016	1,250	1,284
Eksportfinans ASA
1.875% due 04/02/2013	1,000	975
2.000% due 09/15/2015	1,775	1,576
2.375% due 05/25/2016	1,000	882
3.000% due 11/17/2014	200	190
5.500% due 06/26/2017	200	195
Ford Motor Credit Co. LLC
7.000% due 10/01/2013	825	882
8.000% due 06/01/2014	5,350	5,892
HBOS Capital Funding LP
6.071% due 06/29/2049	2,750	1,973
Icahn Enterprises LP
7.750% due 01/15/2016	1,000	1,040
Ineos Finance PLC
9.000% due 05/15/2015	750	800
International Lease Finance Corp.
6.500% due 09/01/2014	1,900	2,016
8.625% due 09/15/2015	2,675	2,953
Nuveen Investments, Inc.
10.500% due 11/15/2015	1,500	1,562
RBS Capital Trust
5.512% due 09/29/2049	2,675	1,685
Regions Financial Corp.
7.750% due 11/10/2014	2,375	2,616
Resona Preferred Global Securities Cayman Ltd.
7.191% due 12/29/2049	1,975	2,065
Rouse Co. LP
6.750% due 11/09/2015	1,750	1,848
Royal Bank of Scotland Group PLC
5.050% due 01/08/2015	1,000	979
Springleaf Finance Corp.
5.375% due 10/01/2012	1,700	1,636
5.400% due 12/01/2015	650	541
Susser Holdings LLC
8.500% due 05/15/2016	1,050	1,158

		47,413

INDUSTRIALS 59.9%
Air Canada
9.250% due 08/01/2015	1,350	1,323
Algoma Acquisition Corp.
9.875% due 06/15/2015	925	846
Alliant Techsystems, Inc.
6.750% due 04/01/2016	750	771
American Airlines, Inc.
10.500% due 10/15/2012 ^	125	131
Apria Healthcare Group, Inc.
11.250% due 11/01/2014	1,500	1,577
ARAMARK Corp.
8.500% due 02/01/2015	800	821
ARAMARK Holdings Corp.
8.625% due 05/01/2016 (a)	1,850	1,901
Arch Coal, Inc.
8.750% due 08/01/2016	1,975	2,084
ATP Oil & Gas Corp.
11.875% due 05/01/2015	1,550	1,139
Avaya, Inc.
9.750% due 11/01/2015	850	842
10.125% due 11/01/2015	1,250	1,244
Bausch & Lomb, Inc.
9.875% due 11/01/2015	1,575	1,666
Berry Plastics Corp.
10.250% due 03/01/2016	1,450	1,508
Bon-Ton Department Stores, Inc.
10.250% due 03/15/2014	1,500	1,316

	0000000000	0000000000

Caesars Entertainment Operating Co., Inc.
10.750% due 02/01/2016	1,075	943
Case New Holland, Inc.
7.750% due 09/01/2013	1,950	2,086
Catalent Pharma Solutions, Inc.
9.500% due 04/15/2015	1,275	1,316
CCH LLC
13.500% due 11/30/2016	1,260	1,440
Cengage Learning Acquisitions, Inc.
10.500% due 01/15/2015	1,400	1,061
Centex Corp.
6.500% due 05/01/2016	275	297
Ceridian Corp.
11.250% due 11/15/2015	600	545
Chesapeake Energy Corp.
9.500% due 02/15/2015	2,375	2,731
CityCenter Holdings LLC
7.625% due 01/15/2016	2,025	2,146
Clear Channel Communications, Inc.
5.500% due 09/15/2014	2,025	1,802
Clearwater Paper Corp.
10.625% due 06/15/2016	1,025	1,153
Community Health Systems, Inc.
8.875% due 07/15/2015	611	634
Constellation Brands, Inc.
8.375% due 12/15/2014	1,600	1,814
Crown Castle International Corp.
9.000% due 01/15/2015	1,200	1,326
CSC Holdings LLC
8.500% due 04/15/2014	725	810
8.500% due 06/15/2015	250	264
Dean Foods Co.
7.000% due 06/01/2016	1,125	1,162
Delta Air Lines, Inc.
9.500% due 09/15/2014	1,790	1,915
DISH DBS Corp.
6.625% due 10/01/2014	400	438
7.125% due 02/01/2016	2,625	2,917
7.750% due 05/31/2015	100	114
DJO Finance LLC
10.875% due 11/15/2014	1,725	1,760
Dole Food Co., Inc.
13.875% due 03/15/2014	800	919
Easton-Bell Sports, Inc.
9.750% due 12/01/2016	405	450
Enterprise Products Operating LLC
8.375% due 08/01/2066	1,250	1,364
Equinox Holdings, Inc.
9.500% due 02/01/2016	1,100	1,182
FGI Operating Co., Inc.
10.250% due 08/01/2015	1,149	1,238
First Data Corp.
10.550% due 09/24/2015	1,287	1,313
11.250% due 03/31/2016	1,300	1,183
FMG Resources Pty. Ltd.
6.000% due 04/01/2017	700	695
6.375% due 02/01/2016	2,525	2,531
7.000% due 11/01/2015	325	333
Forest Oil Corp.
8.500% due 02/15/2014	1,325	1,424
Fresenius U.S. Finance, Inc.
9.000% due 07/15/2015	2,025	2,344
Hanson Ltd.
6.125% due 08/15/2016	1,700	1,832
Harbinger Group, Inc.
10.625% due 11/15/2015	1,150	1,192
HCA, Inc.
6.500% due 02/15/2016	4,375	4,681
6.750% due 07/15/2013	225	235
Huntsman International LLC
5.500% due 06/30/2016	800	803
iGate Corp.
9.000% due 05/01/2016	350	382
Ineos Group Holdings Ltd.
8.500% due 02/15/2016	1,450	1,378
Intelsat Jackson Holdings S.A.
9.500% due 06/15/2016	2,050	2,147
Intelsat Luxembourg S.A.
11.250% due 02/04/2017	2,400	2,502
11.500% due 02/04/2017 (a)	600	626
KB Home
5.875% due 01/15/2015	375	371
6.250% due 06/15/2015	235	231
Lafarge S.A.
6.500% due 07/15/2016	1,000	1,062

	0000000000	0000000000

Landry’s Restaurant, Inc.
11.625% due 12/01/2015	675	755
Longview Fibre Paper & Packaging, Inc.
8.000% due 06/01/2016	1,125	1,152
Masco Corp.
6.125% due 10/03/2016	1,400	1,481
McJunkin Red Man Corp.
9.500% due 12/15/2016	625	684
Meritor, Inc.
8.125% due 09/15/2015	1,050	1,113
MGM Resorts International
6.625% due 07/15/2015	3,425	3,536
6.750% due 04/01/2013	300	311
10.375% due 05/15/2014	1,925	2,192
13.000% due 11/15/2013	100	116
Mohawk Industries, Inc.
6.375% due 01/15/2016	645	716
Mohegan Tribal Gaming Authority
7.125% due 08/15/2014	975	758
Momentive Performance Materials, Inc.
12.500% due 06/15/2014	975	1,046
Newfield Exploration Co.
6.625% due 04/15/2016	1,525	1,567
Nielsen Finance LLC
11.500% due 05/01/2016	750	868
OSI Restaurant Partners LLC
10.000% due 06/15/2015	1,375	1,430
Packaging Dynamics Corp.
8.750% due 02/01/2016	1,275	1,345
Peabody Energy Corp.
7.375% due 11/01/2016	2,175	2,398
PHH Corp.
7.125% due 03/01/2013	1,875	1,910
Pinnacle Foods Finance LLC
9.250% due 04/01/2015	1,575	1,626
Plains Exploration & Production Co.
7.750% due 06/15/2015	525	542
10.000% due 03/01/2016	600	666
Quebecor Media, Inc.
7.750% due 03/15/2016	2,525	2,604
Quicksilver Resources, Inc.
11.750% due 01/01/2016	1,700	1,806
RBS Global, Inc.
11.750% due 08/01/2016	100	106
Reddy Ice Corp.
11.250% due 03/15/2015	1,100	1,056
Regency Energy Partners LP
9.375% due 06/01/2016	1,325	1,462
Reynolds Group Issuer, Inc.
8.750% due 10/15/2016	2,425	2,577
Rite Aid Corp.
9.375% due 12/15/2015	1,150	1,187
Royal Caribbean Cruises Ltd.
11.875% due 07/15/2015	600	732
RR Donnelley & Sons Co.
6.125% due 01/15/2017	1,000	960
RSC Equipment Rental, Inc.
9.500% due 12/01/2014	975	1,007
Ryerson, Inc.
12.000% due 11/01/2015	1,150	1,185
SandRidge Energy, Inc.
9.875% due 05/15/2016	1,350	1,472
SBA Telecommunications, Inc.
8.000% due 08/15/2016	2,325	2,511
Scientific Games International, Inc.
7.875% due 06/15/2016	1,025	1,074
Sealed Air Corp.
5.625% due 07/15/2013	1,000	1,032
ServiceMaster Co.
10.750% due 07/15/2015	1,601	1,687
Shingle Springs Tribal Gaming Authority
9.375% due 06/15/2015	1,500	1,091
Smithfield Foods, Inc.
10.000% due 07/15/2014	1,600	1,880
Snoqualmie Entertainment Authority
9.125% due 02/01/2015	1,150	1,160
Solo Cup Co.
10.500% due 11/01/2013	1,275	1,304
Speedway Motorsports, Inc.
8.750% due 06/01/2016	825	908
SPX Corp.
7.625% due 12/15/2014	1,300	1,450
Steel Dynamics, Inc.
7.750% due 04/15/2016	1,350	1,407
SunGard Data Systems, Inc.
10.250% due 08/15/2015	1,901	1,984

	0000000000	0000000000

SUPERVALU, Inc.
8.000% due 05/01/2016 (c)	2,100	2,210
Tenet Healthcare Corp.
9.250% due 02/01/2015	1,200	1,338
Terex Corp.
10.875% due 06/01/2016	975	1,114
Toll Brothers Finance Corp.
4.950% due 03/15/2014	625	649
Travelport LLC
9.875% due 09/01/2014	1,150	733
United Rentals North America, Inc.
10.875% due 06/15/2016	750	853
Valeant Pharmaceuticals International
6.500% due 07/15/2016	1,100	1,125
Vertellus Specialties, Inc.
9.375% due 10/01/2015	100	77
VWR Funding, Inc.
10.250% due 07/15/2015	1,675	1,742
Windstream Corp.
8.125% due 08/01/2013	975	1,043
WMG Acquisition Corp.
9.500% due 06/15/2016	1,275	1,396
YCC Holdings LLC
10.250% due 02/15/2016 (a)	1,975	2,022

		152,417

UTILITIES 12.2%
AES Corp.
7.750% due 10/15/2015	3,100	3,472
Calpine Construction Finance Co.
LP 8.000% due 06/01/2016	1,900	2,076
Clearwire Communications LLC
12.000% due 12/01/2015	2,175	2,153
Cricket Communications, Inc.
7.750% due 05/15/2016	1,750	1,855
Frontier Communications Corp.
7.875% due 04/15/2015	1,350	1,458
8.250% due 05/01/2014	250	273
GenOn Energy, Inc.
7.625% due 06/15/2014	1,400	1,417
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	1,900	2,014
Midwest Generation LLC
8.560% due 01/02/2016	2,266	2,158
NGPL PipeCo LLC
6.514% due 12/15/2012	1,275	1,231
Penn Virginia Corp.
10.375% due 06/15/2016	975	960
Qwest Communications International, Inc.
8.000% due 10/01/2015	3,130	3,357
Sprint Nextel Corp.
6.000% due 12/01/2016	5,225	4,689
Telesat LLC
11.000% due 11/01/2015	1,350	1,448
Texas Competitive Electric Holdings Co. LLC
10.250% due 11/01/2015	2,275	514
Virgin Media Finance PLC
9.500% due 08/15/2016	1,675	1,897

		30,972

Total Corporate Bonds & Notes (Cost $227,172)		230,802

SHORT-TERM INSTRUMENTS 8.7%
REPURCHASE AGREEMENTS 0.6%
Banc of America Securities LLC
0.100% due 04/02/2012	1,000	1,000
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 0.250% due 10/31/2013 valued at $1,021. Repurchase proceeds are $1,000.)
State Street Bank and Trust Co.
0.010% due 04/02/2012	461	461
(Dated 03/30/2012. Collateralized by Federal Home Loan Bank 1.750% due 08/22/2012 valued at $474. Repurchase proceeds are $461.)

		1,461

U.S. TREASURY BILLS 8.1%
0.112% due 04/26/2012 - 09/27/2012 (b)	20,600	20,592

Total Short-Term Instruments (Cost $22,053)		22,053

Total Investments 99.4% (Cost $249,225)		$252,855
Other Assets and Liabilities (Net) 0.6%		1,560

Net Assets 100.0%		$254,415

Notes to Schedule of Investments (amounts in thousands):

^	Security is in default.

(a)	Payment in-kind bond security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	The average amount of borrowings while outstanding during the period ended March 31, 2012 was $1,578 at a weighted average interest rate of (2.009%). On March 31, 2012, securities valued at $2,210 were pledged as collateral for reverse repurchase agreements.

(d)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Corporate Bonds & Notes Banking & Finance	$0	$47,413	$0	$47,413
Industrials	0	152,417	0	152,417
Utilities	0	28,814	2,158	30,972
Short-Term Instruments
Repurchase Agreements	0	1,461	0	1,461
U.S. Treasury Bills	0	20,592	0	20,592
	$0	$250,697	$2,158	$252,855

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2012:

Category and Subcategory (3)	Beginning Balance at 06/30/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (7)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012 (7)
Investments, at value
Corporate Bonds & Notes
Utilities	$194	$2,226	$(150)	$(9)	$(3)	$(99)	$0	$0	$2,158	$(112)

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO 1-3 Year U.S. Treasury Index Fund

March 31,2012 (Unaudited)

	0000000000	0000000000
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.8%
U.S. Treasury Notes
0.250% due 09/15/2014	$4,445	$4,424
0.250% due 12/15/2014	4,105	4,081
0.250% due 01/15/2015	6,268	6,228
0.250% due 02/15/2015	4,959	4,924
0.375% due 07/31/2013	5,646	5,654
0.375% due 11/15/2014	5,791	5,777
0.375% due 03/15/2015	5,500	5,480
0.500% due 05/31/2013	8,527	8,553
0.500% due 10/15/2013	4,000	4,012
0.500% due 11/15/2013	5,472	5,489
0.500% due 08/15/2014	5,442	5,452
0.500% due 10/15/2014	4,122	4,127
0.625% due 07/15/2014	6,058	6,088
0.750% due 08/15/2013	5,653	5,690
0.750% due 09/15/2013	7,731	7,784
0.750% due 12/15/2013	4,634	4,668
0.750% due 06/15/2014	6,634	6,687
1.000% due 07/15/2013	4,581	4,624
1.000% due 01/15/2014	6,693	6,773
1.000% due 05/15/2014	1,285	1,302
1.125% due 06/15/2013	1,355	1,369
1.250% due 02/15/2014	5,615	5,711
1.250% due 03/15/2014	4,074	4,146
1.250% due 04/15/2014	3,720	3,787
1.375% due 05/15/2013	5,008	5,071
1.750% due 04/15/2013	9,311	9,458

Total U.S. Treasury Obligations (Cost $136,943)		137,359

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 04/02/2012	124	124

(Dated 03/30/2012. Collateralized by Federal Home Loan Bank 1.750% due 08/22/2012 valued at $131. Repurchase proceeds are $124.)
Total Short-Term Instruments (Cost $124)		124

Total Investments 99.9% (Cost $137,067)		$137,483
Other Assets and Liabilities (Net) 0.1%		180

Net Assets 100.0%		$137,663

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
U.S. Treasury Obligations	$0	$137,359	$0	$137,359
Short-Term Instruments
Repurchase Agreements	0	124	0	124
	$0	$137,483	$0	$137,483

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO 1-5 Year U.S. TIPS Index Fund

March 31, 2012 (Unaudited)

	0000000000	0000000000
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.6%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2016	$128,824	$136,181
0.500% due 04/15/2015	72,619	77,056
0.625% due 04/15/2013	52,578	53,978
1.250% due 04/15/2014	53,462	56,736
1.625% due 01/15/2015	73,753	80,402
1.875% due 07/15/2013	80,740	85,024
1.875% due 07/15/2015	64,776	72,306
2.000% due 01/15/2014	84,241	90,078
2.000% due 07/15/2014	74,716	81,428
2.000% due 01/15/2016	63,485	71,753
2.375% due 01/15/2017	63,394	74,310
2.500% due 07/15/2016	73,400	85,763

Total U.S. Treasury Obligations (Cost $940,512)		965,015

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 04/02/2012	533	533

(Dated 03/30/2012. Collateralized by Federal Home Loan Bank 1.750% due 08/22/2012 valued at $544. Repurchase proceeds are $533.)
Total Short-Term Instruments (Cost $533)		533

Total Investments 99.7% (Cost $941,045)		$965,548
Other Assets and Liabilities (Net) 0.3%		3,006

Net Assets 100.0%		$968,554

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.

(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
U.S. Treasury Obligations	$0	$965,015	$0	$965,015
Short-Term Instruments
Repurchase Agreements	0	533	0	533
	$0	$965,548	$0	$965,548

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO 3-7 Year U.S. Treasury Index Fund

March 31, 2012 (Unaudited)

	0000000000	0000000000
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.2%
U.S. Treasury Bonds
7.250% due 05/15/2016	$1,111	$1,400
9.250% due 02/15/2016	710	941
9.875% due 11/15/2015	395	525
10.625% due 08/15/2015	1,399	1,867
U.S. Treasury Notes
1.000% due 08/31/2016	180	181
1.250% due 01/31/2019	543	531
1.375% due 11/30/2018	294	291
1.375% due 12/31/2018	500	495
1.500% due 08/31/2018	271	272
1.750% due 10/31/2018	759	771
1.875% due 08/31/2017	635	658
1.875% due 10/31/2017	1,115	1,154
2.250% due 07/31/2018	518	543
2.375% due 03/31/2016	1,536	1,631
2.375% due 05/31/2018	457	484
2.375% due 06/30/2018	293	310
2.500% due 06/30/2017	741	793
2.625% due 04/30/2018	605	650
2.750% due 12/31/2017	695	752
2.750% due 02/28/2018	300	325
3.000% due 02/28/2017	1,048	1,147
3.125% due 10/31/2016	1,016	1,114
3.125% due 04/30/2017	1,049	1,155
3.250% due 07/31/2016	1,046	1,151
3.250% due 12/31/2016	1,053	1,163
4.125% due 05/15/2015	935	1,037

Total U.S. Treasury Obligations (Cost $20,604)		21,341

Total Investments 99.2% (Cost $20,604)		$21,341
Other Assets and Liabilities (Net) 0.8%		175

Net Assets 100.0%		$21,516

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
U.S. Treasury Obligations	$0	$21,341	$0	$21,341

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO 7-15 Year U.S. Treasury Index Fund

March 31, 2012 (Unaudited)

	0000000000	0000000000
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.1%
U.S. Treasury Bonds
6.000% due 02/15/2026	$946	$1,304
6.250% due 08/15/2023	1,041	1,441
6.500% due 11/15/2026	693	1,003
7.625% due 11/15/2022	1,433	2,162
7.625% due 02/15/2025	583	906
7.875% due 02/15/2021	563	836
8.125% due 08/15/2021	1,727	2,628
8.750% due 05/15/2020	1,431	2,184
U.S. Treasury Notes
2.625% due 08/15/2020	2,486	2,620
3.125% due 05/15/2019	1,430	1,574
3.375% due 11/15/2019	2,574	2,873
3.625% due 02/15/2020	2,323	2,634

Total U.S. Treasury Obligations (Cost $21,635)		22,165

Total Investments 99.1% (Cost $21,635)		$22,165
Other Assets and Liabilities (Net) 0.9%		205

Net Assets 100.0%		$22,370

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
U.S Treasury Obligations	$0	$22,165	$0	$22,165

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO 15+ Year U.S. TIPS Index Fund

March 31, 2012 (Unaudited)

	0000000000	0000000000
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.4%
U.S. Treasury Inflation Protected Securities (a)
0.750% due 02/15/2042	$14,891	$14,183
1.750% due 01/15/2028	27,830	33,231
2.125% due 02/15/2040	26,176	34,396
2.125% due 02/15/2041	40,846	53,843
2.500% due 01/15/2029	24,580	32,460
3.375% due 04/15/2032	10,530	16,035
3.625% due 04/15/2028	38,696	57,122
3.875% due 04/15/2029	44,229	68,175

Total U.S. Treasury Obligations (Cost $290,581)		309,445

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 04/02/2012	278	278

(Dated 03/30/2012. Collateralized by Federal Home Loan Bank 1.750% due 08/22/2012 valued at $287. Repurchase proceeds are $278.)
Total Short-Term Instruments (Cost $278)		278

Total Investments 99.5% (Cost $290,859)		$309,723
Other Assets and Liabilities (Net) 0.5%		1,595

Net Assets 100.0%		$311,318

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.

(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
U.S. Treasury Obligations	$0	$309,445	$0	$309,445
Short-Term Instruments
Repurchase Agreements	0	278	0	278
	$0	$309,723	$0	$309,723

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund

March 31, 2012 (Unaudited)

	0000000000	0000000000
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.9%
U.S. Treasury Strips
0.000% due 05/15/2037	$10,565	$4,444
0.000% due 02/15/2038	10,565	4,313
0.000% due 05/15/2038	10,565	4,275
0.000% due 02/15/2039	10,565	4,134
0.000% due 05/15/2039	10,565	4,099
0.000% due 08/15/2039	10,565	4,060
0.000% due 11/15/2039	10,565	4,013
0.000% due 02/15/2040	10,565	3,974
0.000% due 05/15/2040	11,565	4,301
0.000% due 08/15/2040	10,565	3,884
0.000% due 11/15/2040	10,565	3,845
0.000% due 02/15/2041	10,565	3,812
0.000% due 05/15/2041	10,565	3,770
0.000% due 08/15/2041	10,565	3,732
0.000% due 11/15/2041	10,565	3,699
0.000% due 02/15/2042	10,565	3,666

Total U.S. Treasury Obligations (Cost $62,968)		64,021

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 04/02/2012	108	108

(Dated 03/30/2012. Collateralized by Federal Home Loan Bank 1.750% due 08/22/2012 valued at $111. Repurchase proceeds are $108.)
Total Short-Term Instruments (Cost $108)		108

Total Investments 100.1% (Cost $63,076)		$64,129
Other Assets and Liabilities (Net) (0.1%)		(50)

Net Assets 100.0%		$64,079

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
U.S. Treasury Obligations	$0	$64,021	$0	$64,021
Short-Term Instruments
Repurchase Agreements	0	108	0	108
	$0	$64,129	$0	$64,129

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO Australia Bond Index Fund

March 31, 2012 (Unaudited)

		0000000000	0000000000
	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 65.3%
CORPORATE BONDS & NOTES 17.4%
Australia & New Zealand Banking Group Ltd.
6.750% due 05/09/2016	AUD	500	$539
Commonwealth Bank of Australia
6.500% due 07/21/2015		500	537
National Australia Bank Ltd.
5.750% due 12/19/2013		500	531
7.250% due 03/07/2018		500	552
Telstra Corp. Ltd.
6.250% due 04/15/2015		700	744
Westpac Banking Corp.
6.500% due 11/09/2015		500	536
Woolworths Ltd.
6.000% due 03/21/2019		500	521

			3,960

SOVEREIGN ISSUES 47.9%
Australia Government Bond
4.250% due 07/21/2017		500	533
5.250% due 03/15/2019		600	677
5.500% due 04/21/2023		600	695
5.750% due 05/15/2021		300	352
6.250% due 04/15/2015		700	783
New South Wales Treasury Corp.
5.500% due 08/01/2013		1,100	1,162
6.000% due 04/01/2016		1,000	1,102
Northern Territory Treasury Corp.
6.250% due 10/20/2015		500	547
Queensland Treasury Corp.
5.500% due 06/21/2021		1,600	1,701
6.250% due 02/21/2020		700	783
South Australian Government Financing Authority
5.750% due 09/20/2017		500	547
Tasmanian Public Finance
5.500% due 06/23/2014		300	319
Treasury Corp. of Victoria
5.500% due 11/15/2018		900	983
5.500% due 12/17/2024		300	325
Western Australia Treasury Corp.
5.500% due 04/23/2014		400	426

			10,935

Total Australia (Cost $14,777)			14,895

GERMANY 4.8%
CORPORATE BONDS & NOTES 4.8%
Kreditanstalt fuer Wiederaufbau
6.000% due 01/19/2016		1,000	1,085

Total Germany (Cost $1,101)			1,085

NETHERLANDS 2.3%
CORPORATE BONDS & NOTES 2.3%
Rabobank Group
6.500% due 04/20/2015		500	531

Total Netherlands (Cost $541)			531

SUPRANATIONAL 21.2%
CORPORATE BONDS & NOTES 21.2%
Asian Development Bank
5.250% due 05/13/2014		500	530
6.000% due 02/22/2018		500	556
Council of Europe Development Bank
6.000% due 10/08/2020		500	531
European Investment Bank
6.250% due 06/08/2021		500	541
Inter-American Development Bank
5.375% due 05/27/2014		1,000	1,063

	0000000000	0000000000

International Finance Corp.
5.750% due 06/24/2014	1,500	1,608

Total Supranational (Cost $4,788)		4,829

UNITED KINGDOM 3.3%
CORPORATE BONDS & NOTES 3.3%
HSBC Bank PLC
6.750% due 03/12/2015	700	756

Total United Kingdom (Cost $735)		756

Total Investments 96.9% (Cost $21,942)		$22,096
Other Assets and Liabilities (Net) 3.1%		712

Net Assets 100.0%		$22,808

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Australia
Corporate Bonds & Notes	$0	$3,960	$0	$3,960
Sovereign Issues	0	10,935	0	10,935
Germany
Corporate Bonds & Notes	0	1,085	0	1,085
Netherlands
Corporate Bonds & Notes	0	531	0	531
Supranational
Corporate Bonds & Notes	0	4,829	0	4,829
United Kingdom
Corporate Bonds & Notes	0	756	0	756
	$0	$22,096	$0	$22,096

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO Broad U.S. TIPS Index Fund

March 31, 2012 (Unaudited)

	0000000000	0000000000
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.6%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 01/15/2022	$903	$925
0.500% due 04/15/2015	2,114	2,243
0.625% due 04/15/2013	2,447	2,512
0.625% due 07/15/2021	3,232	3,497
0.750% due 02/15/2042	752	717
1.125% due 01/15/2021	5,627	6,335
1.250% due 04/15/2014	2,278	2,418
1.375% due 01/15/2020	6,636	7,623
1.625% due 01/15/2015	11,048	12,044
1.625% due 01/15/2018	7,602	8,740
1.750% due 01/15/2028	5,428	6,482
1.875% due 07/15/2019	2,311	2,747
2.000% due 01/15/2014	5,431	5,807
2.000% due 01/15/2026	4,818	5,907
2.125% due 02/15/2040	1,612	2,118
2.125% due 02/15/2041	3,080	4,060
2.375% due 01/15/2025	5,451	6,936
2.500% due 07/15/2016	8,508	9,941
2.500% due 01/15/2029	6,316	8,342
3.375% due 04/15/2032	1,060	1,614

Total U.S. Treasury Obligations (Cost $94,427)		101,008

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 04/02/2012	103	103

(Dated 03/30/2012. Collateralized by Fannie Mae 1.750% due 02/22/2013 valued at $107. Repurchase proceeds are $103.)
Total Short-Term Instruments (Cost $103)		103

Total Investments 99.7% (Cost $94,530)		$101,111
Other Assets and Liabilities (Net) 0.3%		318

Net Assets 100.0%		$101,429

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.

(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
U.S. Treasury Obligations	$0	$101,008	$0	$101,008
Short-Term Instruments
Repurchase Agreements	0	103	0	103
	$0	$101,111	$0	$101,111

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO Broad U.S. Treasury Index Fund

March 31, 2012 (Unaudited)

	0000000000	0000000000
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.8%
U.S. Treasury Bonds
3.125% due 11/15/2041	$1,049	$1,002
3.125% due 02/15/2042	1,049	1,002
3.750% due 08/15/2041	1,049	1,130
U.S. Treasury Notes
0.125% due 12/31/2013	1,049	1,045
0.250% due 01/31/2014	1,049	1,048
0.250% due 02/28/2014	1,049	1,047
0.250% due 12/15/2014	1,049	1,043
0.250% due 01/15/2015	1,049	1,042
0.250% due 02/15/2015	1,049	1,042
0.875% due 12/31/2016	1,049	1,043
0.875% due 01/31/2017	1,049	1,043
0.875% due 02/28/2017 (b)	1,049	1,042
1.250% due 01/31/2019	1,049	1,027
1.375% due 12/31/2018	1,049	1,038
1.375% due 02/28/2019	1,049	1,034
2.000% due 11/15/2021	1,049	1,032
2.000% due 02/15/2022	1,049	1,028
2.125% due 08/15/2021	1,049	1,048

Total U.S. Treasury Obligations (Cost $18,949)		18,736

	SHARES
MUTUAL FUNDS (a) 2.7%
PIMCO Government Money Market Fund (b)	507,500	508

Total Mutual Funds (Cost $508)		508

Total Investments 102.5% (Cost $19,457)		$19,244
Other Assets and Liabilities (Net) (2.5%)		(466)

Net Assets 100.0%		$18,778

Notes to Schedule of Investments (amounts in thousands):

(a)	Affiliated to the Fund.

(b)	As of March 31, 2012, securities with an aggregate market value of $498 were out on loan in exchange for $508 of cash collateral. The collateral was invested in the PIMCO Government Money Market Fund.

(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
U.S. Treasury Obligations	$0	$18,736	$0	$18,736
Mutual Funds	508	0	0	508
	$508	$18,736	$0	$19,244

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO Canada Bond Index Fund

March 31, 2012 (Unaudited)

		0000000000	0000000000
	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CANADA 97.6%
SOVEREIGN ISSUES 97.6%
Alberta Capital Finance Authority
4.650% due 06/15/2017	CAD	275	$310
Canada Government Bond
2.000% due 06/01/2016		450	460
2.000% due 12/01/2041 (a)		163	231
2.500% due 09/01/2013		1,400	1,430
4.000% due 06/01/2041		300	382
Canada Housing Trust
2.750% due 06/15/2016		700	729
Canada Post Corp.
4.080% due 07/16/2025		150	171
City of Montreal Canada
5.450% due 12/01/2019		475	547
City of Toronto Canada
4.500% due 12/02/2019		500	550
Hydro Quebec
5.000% due 02/15/2045		500	627
Municipal Finance Authority of British Columbia
3.100% due 06/01/2014		600	621
Province of Alberta Canada
2.750% due 12/01/2014		25	26
4.000% due 12/01/2019		250	275
Province of British Columbia Canada
4.100% due 12/18/2019		380	419
4.300% due 06/18/2042		190	218
Province of Manitoba Canada		525	591
4.400% due 09/05/2025
Province of New Brunswick Canada
4.500% due 06/02/2020		525	587
Province of Newfoundland Canada
4.650% due 10/17/2040		425	504
Province of Nova Scotia Canada
4.100% due 06/01/2021		350	381
4.400% due 06/01/2042		200	227
Province of Ontario Canada
4.000% due 06/02/2021		300	325
4.650% due 06/02/2041		350	417
5.375% due 12/02/2012		300	309
5.850% due 03/08/2033		625	834
Province of Quebec Canada
3.500% due 12/01/2022		600	617
5.000% due 12/01/2041		100	124
Province of Saskatchewan Canada
5.800% due 09/05/2033		425	577
Regional Municipality of Peel Ontario
5.100% due 06/29/2040		200	236
Regional Municipality of York
4.000% due 06/30/2021		300	317

Total Canada (Cost $12,775)			13,042

SHORT-TERM INSTRUMENTS 0.6%
CANADA TREASURY BILLS 0.6%
0.911% due 06/21/2012		75	75

Total Short-Term Instruments (Cost $75)			75

Total Investments 98.2% (Cost $12,850)			$13,117
Other Assets and Liabilities (Net) 1.8%			245

Net Assets 100.0%			$13,362

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.

(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Canada
Sovereign Issues	$0	$13,042	$0	$13,042
Short-Term Instruments
Canada Treasury Bills	0	75	0	75
	$0	$13,117	$0	$13,117

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO Germany Bond Index Fund

March 31, 2012 (Unaudited)

		0000000000	0000000000
	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
GERMANY 81.1%
CORPORATE BONDS & NOTES 41.0%
Bayerische Landesbank
3.375% due 09/04/2017	EUR	220	$317
Berlin-Hannoversche Hypothekenbank AG
4.500% due 05/03/2019		50	77
Deutsche Bank AG
5.125% due 08/31/2017		100	151
Deutsche Pfandbriefbank AG
3.750% due 05/31/2013		150	207
Deutsche Postbank AG
3.750% due 02/12/2014		60	84
Dexia Kommunalbank Deutschland AG
1.875% due 03/11/2013		60	80
Duesseldorfer Hypothekenbank AG
1.875% due 12/13/2013		60	81
Erste Abwicklungsanstalt
3.125% due 03/29/2016		100	141
Eurogrid GmbH
3.875% due 10/22/2020		50	70
Eurohypo AG
3.750% due 03/24/2014		140	196
4.500% due 08/28/2013		170	237
Evonik Industries AG
7.000% due 10/14/2014		70	105
HSH Nordbank AG
4.375% due 02/18/2014		100	141
K+S AG
5.000% due 09/24/2014		10	14
Kreditanstalt fuer Wiederaufbau
3.625% due 01/20/2020		120	178
Land Sachsen-Anhalt
4.000% due 09/26/2016		60	89
Landesbank Baden-Wuerttemberg
3.750% due 02/12/2014		60	84
Landeskreditbank Baden-Wuerttemberg Foerderbank
4.125% due 04/15/2013		180	249
Merck Financial Services GmbH
3.375% due 03/24/2015		80	112
Metro AG
7.625% due 03/05/2015		20	31
Norddeutsche Landesbank
3.250% due 01/18/2021		100	142
ThyssenKrupp AG
8.000% due 06/18/2014		80	118
UniCredit Bank AG
2.625% due 05/31/2017		170	235
Volkswagen Financial Services AG
6.875% due 01/15/2014		90	132

			3,271

SOVEREIGN ISSUES 40.1%
Gemeinsame Deutsche Bundeslaender
3.750% due 10/17/2013		190	265
Republic of Germany
2.250% due 09/04/2021		200	278
3.750% due 01/04/2015		140	204
3.750% due 01/04/2019		200	310
4.000% due 07/04/2016		210	320
4.250% due 07/04/2017		210	328
5.625% due 01/04/2028		50	94
State of Berlin
3.500% due 02/13/2014		230	322
State of Brandenburg
3.625% due 01/26/2015		90	129
State of Hesse
2.250% due 01/29/2014		190	260
State of North Rhine-Westphalia
2.875% due 05/20/2016		340	478

	0000000000	0000000000

3.500% due 07/07/2021	150	218

		3,206

Total Germany (Cost $6,499)		6,477

NETHERLANDS 13.9%
CORPORATE BONDS & NOTES 13.9%
Bayer Capital Corp. BV
4.625% due 09/26/2014	60	87
BMW Finance NV
8.875% due 09/19/2013	140	207
Deutsche Bahn Finance BV
4.875% due 03/12/2019	50	77
Deutsche Telekom International Finance BV
7.500% due 01/24/2033	120	226
E.ON International Finance BV
4.875% due 01/28/2014	50	71
6.375% due 05/29/2017	40	65
Enbw International Finance BV
4.125% due 07/07/2015	90	130
Lanxess Finance BV
7.750% due 04/09/2014	60	89
RWE Finance BV
5.125% due 07/23/2018	60	93
Siemens Financieringsmaatschappij NV
5.625% due 06/11/2018	40	65

Total Netherlands (Cost $1,102)		1,110

UNITED STATES 1.7%
CORPORATE BONDS & NOTES 1.7%
Daimler Finance North America LLC
4.375% due 03/21/2013	100	137

Total United States (Cost $139)		137

Total Investments 96.7% (Cost $7,740)		$7,724
Other Assets and Liabilities (Net) 3.3%		263

Net Assets 100.0%		$7,987

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Cash of $8 has been pledged as collateral for the following open futures contracts on March 31, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
Euro-Bund 10-Year Bond June Futures	Long	06/2012	2	$5

(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Germany
Corporate Bonds & Notes	$0	$3,271	$0	$3,271
Sovereign Issues	0	3,206	0	3,206
Netherlands
Corporate Bonds & Notes	0	1,110	0	1,110
United States
Corporate Bonds & Notes	0	137	0	137
	$0	$7,724	$0	$7,724
Financial Derivative Instruments (7) - Assets
Interest Rate Contracts	$5	$0	$0	$5
Totals	$5	$7,724	$0	$7,729

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO Investment Grade Corporate Bond Index Fund

March 31, 2012 (Unaudited)

	0000000000	0000000000
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 96.3%
BANKING & FINANCE 32.1%
American Express Co.
6.150% due 08/28/2017	$1,675	$1,970
American Honda Finance Corp.
2.600% due 09/20/2016	1,380	1,420
American International Group, Inc.
4.250% due 09/15/2014	100	103
5.850% due 01/16/2018	1,840	2,005
Bank of America Corp.
5.625% due 07/01/2020	100	104
6.500% due 08/01/2016	375	413
7.375% due 05/15/2014	300	326
Bank of Nova Scotia
3.400% due 01/22/2015	1,300	1,377
Barclays Bank PLC
5.125% due 01/08/2020	2,165	2,267
Bear Stearns Cos. LLC
5.300% due 10/30/2015	300	331
Berkshire Hathaway Finance Corp.
5.750% due 01/15/2040	300	351
BNP Paribas S.A.
3.600% due 02/23/2016	1,140	1,153
Boeing Capital Corp.
3.250% due 10/27/2014	1,085	1,157
Capital One Capital
8.875% due 05/15/2040	1,200	1,211
Caterpillar Financial Services Corp.
6.125% due 02/17/2014	820	902
Citigroup, Inc.
5.375% due 08/09/2020	40	43
6.010% due 01/15/2015	300	326
6.125% due 05/15/2018	550	617
8.125% due 07/15/2039	3,025	3,922
Credit Suisse
4.375% due 08/05/2020	100	104
5.000% due 05/15/2013	1,830	1,900
General Electric Capital Corp.
5.500% due 01/08/2020	3,460	3,930
Goldman Sachs Group, Inc.
5.250% due 10/15/2013	2,450	2,565
5.375% due 03/15/2020	2,045	2,082
HSBC Bank USA N.A.
4.625% due 04/01/2014	820	862
4.875% due 08/24/2020	1,960	2,011
HSBC Holdings PLC
5.100% due 04/05/2021	750	812
John Deere Capital Corp.
2.950% due 03/09/2015	100	106
3.900% due 07/12/2021	275	297
5.750% due 09/10/2018	200	244
JPMorgan Chase & Co.
3.700% due 01/20/2015	3,880	4,094
JPMorgan Chase Bank N.A.
5.875% due 06/13/2016	1,030	1,140
Kimco Realty Corp.
6.875% due 10/01/2019	940	1,100
Lloyds TSB Bank PLC
4.875% due 01/21/2016	1,560	1,619
Macquarie Bank Ltd.
6.625% due 04/07/2021	730	734
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018	1,000	1,113
7.750% due 05/14/2038	3,400	3,713
MetLife, Inc.
5.700% due 06/15/2035	400	466
5.875% due 02/06/2041	1,510	1,808
Moody’s Corp.
5.500% due 09/01/2020	300	314
Morgan Stanley
5.500% due 07/24/2020	2,775	2,712
6.000% due 04/28/2015	400	419
7.300% due 05/13/2019	730	786
Nomura Holdings, Inc.
6.700% due 03/04/2020	1,060	1,149
Nordea Bank AB
4.875% due 01/14/2021	1,410	1,504

	0000000000	0000000000

ProLogis LP
6.625% due 05/15/2018	710	809
Prudential Financial, Inc.
4.750% due 09/17/2015	1,875	2,037
Rabobank Group
5.250% due 05/24/2041	1,910	1,953
Royal Bank of Scotland Group PLC
4.875% due 03/16/2015	1,740	1,810
Simon Property Group LP
5.650% due 02/01/2020	100	115
6.750% due 05/15/2014	1,180	1,307
Toyota Motor Credit Corp.
3.200% due 06/17/2015	650	691
UBS AG
5.750% due 04/25/2018	1,370	1,502
Wachovia Corp.
5.500% due 05/01/2013	2,810	2,952

		70,758

INDUSTRIALS 50.9%
Abbott Laboratories
5.125% due 04/01/2019	1,370	1,618
Alcoa, Inc.
6.150% due 08/15/2020	1,165	1,256
Altria Group, Inc.
9.250% due 08/06/2019	1,270	1,710
America Movil S.A.B. de C.V.
6.125% due 03/30/2040	680	794
American Tower Corp.
4.500% due 01/15/2018	1,170	1,231
Amgen, Inc.
3.450% due 10/01/2020	1,920	1,924
6.150% due 06/01/2018	200	240
Anadarko Petroleum Corp.
6.375% due 09/15/2017	1,200	1,427
Anheuser-Busch Cos. LLC
5.500% due 01/15/2018	1,000	1,178
Anheuser-Busch InBev Worldwide, Inc.
7.750% due 01/15/2019	925	1,208
ArcelorMittal
6.125% due 06/01/2018	200	210
9.850% due 06/01/2019	1,165	1,403
Barrick PD Australia Finance Pty. Ltd.
4.950% due 01/15/2020	1,200	1,329
BG Energy Capital PLC
5.125% due 10/15/2041	1,240	1,332
Boeing Co.
3.500% due 02/15/2015	400	432
Boston Scientific Corp.
4.500% due 01/15/2015	1,270	1,363
Bottling Group LLC
6.950% due 03/15/2014	975	1,093
Bunge Ltd. Finance Corp.
4.100% due 03/15/2016	400	418
Burlington Northern Santa Fe LLC
5.400% due 06/01/2041	1,140	1,239
Caterpillar, Inc.
5.200% due 05/27/2041	850	981
Cenovus Energy, Inc.
6.750% due 11/15/2039	760	981
CenterPoint Energy Resources Corp.
4.500% due 01/15/2021	980	1,046
Cisco Systems, Inc.
4.450% due 01/15/2020	1,770	2,012
Coca-Cola Enterprises, Inc.
2.000% due 08/19/2016	830	833
Comcast Corp.
5.300% due 01/15/2014	1,250	1,345
5.700% due 07/01/2019	1,650	1,941
ConocoPhillips
5.750% due 02/01/2019	1,720	2,095
Corning, Inc.
5.750% due 08/15/2040	785	869
CSX Corp.
6.220% due 04/30/2040	1,200	1,426
CVS Caremark Corp.
6.125% due 09/15/2039	1,350	1,578
Danaher Corp.
1.300% due 06/23/2014	1,265	1,286
Deere & Co.
6.950% due 04/25/2014	1,000	1,131
Deutsche Telekom International Finance BV
3.125% due 04/11/2016	1,750	1,805
DIRECTV Holdings LLC
3.125% due 02/15/2016	1,300	1,350

	0000000000	0000000000

Dow Chemical Co.
5.900% due 02/15/2015	740	834
7.600% due 05/15/2014	1,020	1,155
Eli Lilly & Co.
5.950% due 11/15/2037	930	1,162
Encana Corp.
5.150% due 11/15/2041	1,630	1,505
Energy Transfer Partners LP
8.500% due 04/15/2014	1,074	1,214
Ensco PLC
4.700% due 03/15/2021	940	1,016
General Electric Co.
5.250% due 12/06/2017	1,280	1,482
Hewlett-Packard Co.
2.125% due 09/13/2015	1,860	1,876
Home Depot, Inc.
5.400% due 03/01/2016	1,280	1,478
Intel Corp.
1.950% due 10/01/2016	1,120	1,155
International Business Machines Corp.
1.000% due 08/05/2013	510	513
5.600% due 11/30/2039	520	637
6.500% due 10/15/2013	840	916
International Paper Co.
7.500% due 08/15/2021	1,030	1,300
Kinder Morgan Energy Partners LP
5.300% due 09/15/2020	1,110	1,221
Kraft Foods, Inc.
4.125% due 02/09/2016	100	109
5.375% due 02/10/2020	200	231
6.500% due 02/09/2040	1,350	1,662
Kroger Co.
6.150% due 01/15/2020	1,100	1,339
L-3 Communications Corp.
4.750% due 07/15/2020	1,230	1,272
Lockheed Martin Corp.
4.250% due 11/15/2019	1,160	1,258
Marriott International, Inc.
6.200% due 06/15/2016	100	115
Merck & Co., Inc.
5.000% due 06/30/2019	1,485	1,748
Microsoft Corp.
1.625% due 09/25/2015	1,170	1,206
Noble Holding International Ltd.
4.625% due 03/01/2021	860	917
4.900% due 08/01/2020	100	107
Norfolk Southern Corp.
3.250% due 12/01/2021	100	101
Novartis Capital Corp.
2.900% due 04/24/2015	660	704
Oracle Corp.
3.750% due 07/08/2014	1,940	2,077
Pemex Project Funding Master Trust
5.750% due 03/01/2018	1,995	2,254
PepsiCo, Inc.
3.100% due 01/15/2015	300	320
5.500% due 01/15/2040	400	471
Petrobras International Finance Co.
5.750% due 01/20/2020	500	556
6.875% due 01/20/2040	1,120	1,323
Pfizer, Inc.
6.200% due 03/15/2019	1,850	2,318
Philip Morris International, Inc.
5.650% due 05/16/2018	1,300	1,551
Procter & Gamble Co.
3.500% due 02/15/2015	1,390	1,493
Raytheon Co.
3.125% due 10/15/2020	1,335	1,361
Republic Services, Inc.
5.000% due 03/01/2020	610	684
5.250% due 11/15/2021	320	365
Rio Tinto Finance USA Ltd.
3.750% due 09/20/2021	275	284
6.500% due 07/15/2018	1,450	1,789
Roche Holdings, Inc.
6.000% due 03/01/2019	1,390	1,697
Rogers Communications, Inc.
6.800% due 08/15/2018	680	847
Southern Copper Corp.
6.750% due 04/16/2040	700	761
Statoil ASA
3.125% due 08/17/2017	300	322
Target Corp.
3.875% due 07/15/2020	1,350	1,478
Telefonica Emisiones S.A.U.
2.582% due 04/26/2013	300	301

	0000000000	0000000000

3.729% due 04/27/2015	200	199
Time Warner Cable, Inc.
5.000% due 02/01/2020	400	442
5.875% due 11/15/2040	840	906
8.750% due 02/14/2019	250	326
Time Warner, Inc.
3.150% due 07/15/2015	2,190	2,321
Total Capital S.A.
3.000% due 06/24/2015	1,180	1,226
TransCanada PipeLines Ltd.
3.800% due 10/01/2020	1,340	1,439
Transocean, Inc.
4.950% due 11/15/2015	300	321
6.500% due 11/15/2020	580	649
Tyco International Finance S.A.
4.125% due 10/15/2014	920	984
Union Pacific Corp.
4.750% due 09/15/2041	1,375	1,404
United Parcel Service, Inc.
3.875% due 04/01/2014	1,500	1,595
United Technologies Corp.
4.500% due 04/15/2020	1,260	1,441
UnitedHealth Group, Inc.
6.875% due 02/15/2038	600	788
Vale Overseas Ltd.
6.875% due 11/21/2036	640	744
Wal-Mart Stores, Inc.
2.250% due 07/08/2015	100	104
5.375% due 04/05/2017	380	447
5.625% due 04/15/2041	100	121
6.200% due 04/15/2038	900	1,148
Waste Management, Inc.
4.750% due 06/30/2020	1,005	1,117
Weatherford International Ltd.
5.125% due 09/15/2020	1,130	1,204
WPP Finance UK
8.000% due 09/15/2014	710	814

		112,309

UTILITIES 13.3%
Appalachian Power Co.
4.600% due 03/30/2021	1,120	1,223
AT&T, Inc.
2.500% due 08/15/2015	110	115
6.300% due 01/15/2038	3,000	3,528
BP Capital Markets PLC
4.500% due 10/01/2020	300	330
5.250% due 11/07/2013	1,350	1,443
Commonwealth Edison Co.
4.000% due 08/01/2020	770	832
Dominion Resources, Inc.
4.450% due 03/15/2021	1,485	1,641
Duke Energy Corp.
2.150% due 11/15/2016	1,910	1,949
E.ON International Finance BV
5.800% due 04/30/2018	1,120	1,307
Enel Finance International NV
6.250% due 09/15/2017	340	362
Entergy Corp.
5.125% due 09/15/2020	300	303
Exelon Generation Co. LLC
6.200% due 10/01/2017	100	117
FirstEnergy Corp.
7.375% due 11/15/2031	1,210	1,490
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	1,680	1,768
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	990	1,177
Pacific Gas & Electric Co.
3.500% due 10/01/2020	830	861
5.800% due 03/01/2037	780	932
Pennsylvania Electric Co.
5.200% due 04/01/2020	70	76
Progress Energy, Inc.
4.400% due 01/15/2021	1,605	1,754
Shell International Finance BV
3.100% due 06/28/2015	1,370	1,468
4.375% due 03/25/2020	230	263
Southern Power Co.
5.150% due 09/15/2041	1,365	1,431
Verizon Communications, Inc.
8.750% due 11/01/2018	2,370	3,220

	0000000000	0000000000

Vodafone Group PLC
4.375% due 03/16/2021	1,710	1,884

		29,474

Total Corporate Bonds & Notes (Cost $207,207)		212,541

SHORT-TERM INSTRUMENTS 2.9%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 04/02/2012	218	218

(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 0.875% due 12/31/2016 valued at $225. Repurchase proceeds are $218.)
U.S. TREASURY BILLS 2.8%
0.134% due 06/14/2012 - 09/27/2012 (a)	6,100	6,096

Total Short-Term Instruments (Cost $6,314)		6,314

Total Investments 99.2% (Cost $213,521)		$218,855
Other Assets and Liabilities (Net) 0.8%		1,818

Net Assets 100.0%		$220,673

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average yield to maturity.

(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$70,758	$0	$70,758
Industrials	0	112,309	0	112,309
Utilities	0	29,474	0	29,474
Short-Term Instruments
Repurchase Agreements	0	218	0	218
U.S. Treasury Bills	0	6,096	0	6,096
	$0	$218,855	$0	$218,855

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO Build America Bond Strategy Fund

March 31, 2012 (Unaudited)

	0000000000	0000000000
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 93.7%
CALIFORNIA 39.1%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	$350	$423
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
7.043% due 04/01/2050	1,500	1,998
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,000	1,246
Los Angeles Department of Airports, California Revenue Bonds, (BABs), Series 2009
6.582% due 05/15/2039	740	911
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	130	167
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.813% due 06/01/2040	450	520
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	500	591
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	500	648
Sacramento Municipal Utility District, California Revenue Bonds, (BABs), Series 2010
6.156% due 05/15/2036	1,000	1,205
San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	800	864
University of California Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	3,450	4,268
University of California Revenue Bonds, (BABs), Series 2010
6.296% due 05/15/2050	500	568
6.548% due 05/15/2048	500	627

		14,036

DISTRICT OF COLUMBIA 2.3%
Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046	756	834

GEORGIA 2.5%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	800	886

ILLINOIS 12.8%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	1,000	1,197
Greater Chicago Metropolitan Water Reclamation District, Illinois General Obligation Bonds, (BABs), Series 2009
5.720% due 12/01/2038	2,095	2,602
Illinois State Toll Highway Authority Revenue Bonds, (BABs), Series 2009
6.184% due 01/01/2034	655	789

		4,588

MINNESOTA 1.4%
Southern Minnesota Municipal Power Agency Revenue Bonds, (BABs), Series 2010
5.926% due 01/01/2043	450	493

NEBRASKA 1.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	300	344

NEW JERSEY 7.7%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,090	1,492
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2010
6.561% due 12/15/2040	1,000	1,292

		2,784

NEW YORK 14.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
5.871% due 11/15/2039	1,000	1,135
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.548% due 11/15/2031	500	604
6.668% due 11/15/2039	1,200	1,504
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2009
5.750% due 06/15/2041	800	995

	0000000000	0000000000

New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	700	839

		5,077

OHIO 3.8%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,000	1,382

PENNSYLVANIA 3.1%
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2010
5.511% due 12/01/2045	1,000	1,120

TEXAS 4.1%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	290	335
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2010
8.910% due 02/01/2030	1,000	1,131

		1,466

WASHINGTON 1.8%
Washington Biomedical Research Facilities 3 Revenue Bonds, (BABs), Series 2010
6.516% due 07/01/2042	500	653

Total Municipal Bonds & Notes (Cost $32,259)		33,663

SHORT-TERM INSTRUMENTS 5.0%
REPURCHASE AGREEMENTS 1.7%
Banc of America Securities LLC
0.100% due 04/02/2012	400	400
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 3.125% due 05/15/2021 valued at $411. Repurchase proceeds are $400.)
State Street Bank and Trust Co.
0.010% due 04/02/2012	223	223

(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 0.875% due 12/31/2016 valued at $230. Repurchase proceeds are $223.)
		623

U.S. TREASURY BILLS 3.3%
0.133% due 06/28/2012 - 09/27/2012 (a)	1,200	1,200

Total Short-Term Instruments (Cost $1,823)		1,823

Total Investments 98.7% (Cost $34,082)		$35,486
Other Assets and Liabilities (Net) 1.3%		458

Net Assets 100.0%		$35,944

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average yield to maturity.

(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Municipal Bonds & Notes
California	$0	$14,036	$0	$14,036
District of Columbia	0	834	0	834
Georgia	0	886	0	886
Illinois	0	4,588	0	4,588
Minnesota	0	493	0	493
Nebraska	0	344	0	344
New Jersey	0	2,784	0	2,784
New York	0	5,077	0	5,077
Ohio	0	1,382	0	1,382
Pennsylvania	0	1,120	0	1,120
Texas	0	1,466	0	1,466
Washington	0	653	0	653
Short-Term Instruments
Repurchase Agreements	0	623	0	623
U.S. Treasury Bills	0	1,200	0	1,200
	$0	$35,486	$0	$35,486

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO Enhanced Short Maturity Strategy Fund

March 31, 2012 (Unaudited)

	0000000000	0000000000
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 58.8%
BANKING & FINANCE 22.4%
Achmea Hypotheekbank NV
0.887% due 11/03/2014	$500	$495
American Honda Finance Corp.
1.450% due 02/27/2015	12,600	12,668
American International Group, Inc.
3.750% due 11/30/2013	3,000	3,036
4.250% due 05/15/2013	3,000	3,069
ANZ National International Ltd.
1.474% due 12/20/2013	3,300	3,286
Arbejdernes Landsbank
1.133% due 07/09/2013	2,500	2,511
Australia & New Zealand Banking Group Ltd.
0.754% due 06/18/2012	175	175
Banco Santander Chile
1.811% due 04/20/2012	8,850	8,850
Bank of Montreal
1.300% due 10/31/2014	250	252
Bank of Nova Scotia
1.250% due 11/07/2014	3,900	3,933
1.450% due 07/26/2014	7,575	7,663
Boston Properties LP
6.250% due 01/15/2013	387	402
BRFkredit A/S
0.817% due 04/15/2013	3,400	3,402
Canadian Imperial Bank of Commerce
2.600% due 07/02/2015	700	733
Caterpillar Financial Services Corp.
1.050% due 03/26/2015	2,210	2,219
Citigroup, Inc.
0.600% due 03/07/2014	2,175	2,104
Commonwealth Bank of Australia
0.854% due 12/10/2012	3,900	3,908
1.011% due 07/23/2014	5,000	5,032
DanFin Funding Ltd.
1.267% due 07/16/2013	28,500	28,787
Danske Bank A/S
2.500% due 05/10/2012	5,385	5,394
EnCana Holdings Finance Corp.
5.800% due 05/01/2014	9,270	10,114
Export-Import Bank of Korea
2.274% due 03/21/2015	7,000	6,995
FIH Erhvervsbank A/S
0.844% due 06/13/2013	5,400	5,403
General Electric Capital Corp.
0.474% due 09/20/2013	1,000	985
0.594% due 06/20/2013	4,000	3,962
Goldman Sachs Group, Inc.
1.071% due 09/29/2014	1,225	1,178
1.553% due 07/29/2013	2,350	2,346
5.500% due 11/15/2014	100	107
HSBC Bank PLC
1.625% due 07/07/2014 (b)	6,100	6,121
HSBC Finance Corp.
0.817% due 01/15/2014	445	433
ICICI Bank Ltd.
2.242% due 02/24/2014	1,800	1,765
6.625% due 10/03/2012	5,000	5,113
John Deere Capital Corp.
0.681% due 06/16/2014	600	601
Landesbank Baden-Wuerttemberg
0.694% due 06/22/2012	8,600	8,598
Macquarie Bank Ltd.
3.300% due 07/17/2014	4,000	4,222
4.100% due 12/17/2013	3,000	3,172
Merrill Lynch & Co., Inc.
0.710% due 06/05/2012	7,000	6,999
5.450% due 02/05/2013	4,865	5,004
Metropolitan Life Global Funding
5.125% due 06/10/2014	3,877	4,212
Monumental Global Funding
0.730% due 10/25/2013	1,250	1,239
Morgan Stanley
2.875% due 07/28/2014	250	249
National Australia Bank Ltd.
1.083% due 07/08/2014	11,300	11,345

	0000000000	0000000000

National Bank of Canada
1.650% due 01/30/2014	5,000	5,089
Nationwide Building Society
0.675% due 05/17/2012	2,600	2,600
5.500% due 07/18/2012	2,000	2,028
Network Rail Infrastructure Finance PLC
0.494% due 06/14/2013	8,000	7,999
NIBC Bank NV
0.864% due 12/02/2014	5,290	5,241
2.800% due 12/02/2014	1,400	1,454
Nordea Eiendomskreditt A/S
1.003% due 04/07/2015	7,710	7,496
1.875% due 04/07/2014	13,925	14,224
Pricoa Global Funding
0.673% due 09/27/2013	3,600	3,570
Prudential Covered Trust
2.997% due 09/30/2015	10,000	10,121
Royal Bank of Scotland Group PLC
1.210% due 05/11/2012	3,750	3,753
2.625% due 05/11/2012	4,300	4,308
SLM Corp.
5.125% due 08/27/2012	2,900	2,922
Standard Chartered PLC
1.460% due 05/12/2014	350	347
3.200% due 05/12/2016	3,235	3,300
3.850% due 04/27/2015	4,900	5,092
5.500% due 11/18/2014	250	270
Suncorp-Metway Ltd.
0.792% due 10/19/2012	1,200	1,198
Swedbank AB
1.022% due 01/14/2013	1,100	1,101
2.750% due 04/03/2012	6,000	6,000
2.900% due 01/14/2013	8,000	8,138
Swedbank Hypotek AB
0.923% due 03/28/2014	12,030	12,010
Toronto-Dominion Bank
0.875% due 09/12/2014 (b)	17,200	17,218
1.625% due 09/14/2016 (b)	6,000	6,028
Union Bank N.A.
2.125% due 12/16/2013	2,700	2,746
Westpac Banking Corp.
0.664% due 12/14/2012	13,500	13,513
2.900% due 09/10/2014	1,000	1,048

		336,896

INDUSTRIALS 29.4%
Alcoa, Inc.
6.000% due 07/15/2013	2,200	2,334
Amgen, Inc.
1.875% due 11/15/2014	5,500	5,630
2.300% due 06/15/2016	1,700	1,737
4.850% due 11/18/2014	2,200	2,408
Anadarko Petroleum Corp.
7.625% due 03/15/2014	3,000	3,347
Anglo American Capital PLC
2.150% due 09/27/2013	4,830	4,875
9.375% due 04/08/2014	8,014	9,227
Anheuser-Busch InBev Worldwide, Inc.
1.107% due 01/27/2014	7,770	7,814
2.500% due 03/26/2013	2,400	2,444
5.375% due 11/15/2014	3,100	3,444
Barrick Gold Corp.
1.750% due 05/30/2014	6,940	7,029
Barrick Gold Financeco LLC
6.125% due 09/15/2013	2,650	2,843
BAT International Finance PLC
8.125% due 11/15/2013	2,175	2,406
BHP Billiton Finance USA Ltd.
5.500% due 04/01/2014	1,230	1,346
Boston Scientific Corp.
4.500% due 01/15/2015	3,380	3,628
5.450% due 06/15/2014	9,913	10,723
Broadcom Corp.
1.500% due 11/01/2013	500	506
Canadian Natural Resources Ltd.
5.150% due 02/01/2013	128	133
5.450% due 10/01/2012	12,090	12,373
Canadian Oil Sands Ltd.
5.800% due 08/15/2013	1,000	1,056
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	6,375	6,837
Comcast Cable Holdings LLC
7.875% due 08/01/2013	1,000	1,090
COX Communications, Inc.
4.625% due 06/01/2013	2,885	3,015

	0000000000	0000000000

5.450% due 12/15/2014	4,400	4,894
5.500% due 10/01/2015	792	898
7.125% due 10/01/2012	4,240	4,378
CSN Islands Corp.
9.750% due 12/16/2013	2,900	3,255
CSX Corp.
5.300% due 02/15/2014	400	432
Daimler Finance North America LLC
1.083% due 03/28/2014	8,450	8,404
1.674% due 09/13/2013	1,500	1,507
Danaher Corp.
0.724% due 06/21/2013	7,740	7,763
Deutsche Telekom International Finance BV
5.250% due 07/22/2013	1,920	2,021
Diageo Capital PLC
7.375% due 01/15/2014	900	1,004
Dow Chemical Co.
6.000% due 10/01/2012	2,310	2,368
6.850% due 08/15/2013	3,060	3,289
7.600% due 05/15/2014	6,300	7,137
Eaton Corp.
0.804% due 06/16/2014	800	802
Encana Corp.
4.750% due 10/15/2013	3,800	3,998
Energy Transfer Partners LP
8.500% due 04/15/2014	689	779
Ensco PLC
3.250% due 03/15/2016	4,000	4,176
Enterprise Products Operating LLC
4.600% due 08/01/2012	6,000	6,080
EOG Resources, Inc.
1.287% due 02/03/2014	1,020	1,028
6.125% due 10/01/2013	120	129
Gazprom OAO Via Royal Bank of Scotland Group AG
9.625% due 03/01/2013	3,180	3,396
General Mills, Inc.
5.650% due 09/10/2012	1,052	1,075
Georgia-Pacific LLC
8.250% due 05/01/2016	6,400	7,060
Gilead Sciences, Inc.
2.400% due 12/01/2014	8,390	8,685
Hewlett-Packard Co.
0.772% due 05/24/2013	500	499
0.891% due 05/30/2014	6,150	6,083
2.024% due 09/19/2014	6,435	6,487
Husky Energy, Inc.
6.250% due 06/15/2012	1,475	1,491
Hutchison Whampoa International Ltd.
6.250% due 01/24/2014	1,000	1,075
6.500% due 02/13/2013	8,745	9,102
ICI Wilmington, Inc.
5.625% due 12/01/2013	2,000	2,122
International Business Machines Corp.
0.550% due 02/06/2015	1,150	1,145
Johnson Controls, Inc.
0.941% due 02/04/2014	9,800	9,829
Kinder Morgan Energy Partners LP
5.850% due 09/15/2012	8,100	8,269
Kraft Foods, Inc.
1.457% due 07/10/2013	3,600	3,624
2.625% due 05/08/2013	2,000	2,039
5.250% due 10/01/2013	2,500	2,659
6.000% due 02/11/2013	3,150	3,292
6.250% due 06/01/2012	758	765
6.750% due 02/19/2014	1,500	1,658
Midcontinent Express Pipeline LLC
5.450% due 09/15/2014	2,000	2,069
NBCUniversal Media LLC
2.100% due 04/01/2014	3,500	3,576
2.875% due 04/01/2016	2,556	2,658
3.650% due 04/30/2015	1,300	1,388
Nissan Motor Acceptance Corp.
3.250% due 01/30/2013	150	152
Occidental Petroleum Corp.
1.450% due 12/13/2013	160	162
Pearson Dollar Finance PLC
5.500% due 05/06/2013	4,840	5,069
5.700% due 06/01/2014	1,200	1,298
Pemex Project Funding Master Trust
1.080% due 12/03/2012	1,850	1,848
PepsiCo, Inc. 0.800% due
08/25/2014	700	704
Philip Morris International, Inc.
2.500% due 05/16/2016	90	94
4.875% due 05/16/2013	200	210
6.875% due 03/17/2014	12,130	13,606

	0000000000	0000000000

Phillips 66
1.950% due 03/05/2015	1,400	1,411
Plains All American Pipeline LP
4.250% due 09/01/2012	600	607
Rexam PLC
6.750% due 06/01/2013	3,000	3,137
Reynolds American, Inc.
7.250% due 06/01/2012	9,894	9,986
7.250% due 06/01/2013	3,810	4,060
Rio Tinto Finance USA Ltd.
5.875% due 07/15/2013	1,075	1,137
8.950% due 05/01/2014	4,440	5,149
Rio Tinto Finance USA PLC
1.125% due 03/20/2015	4,000	4,006
Rogers Communications, Inc.
5.500% due 03/15/2014	2,870	3,111
6.250% due 06/15/2013	1,600	1,702
6.375% due 03/01/2014	4,075	4,490
SABMiller Holdings, Inc.
1.850% due 01/15/2015	10,000	10,141
Schlumberger Investment S.A.
1.024% due 09/12/2014	4,000	4,007
Spectra Energy Capital LLC
6.250% due 02/15/2013	5,000	5,223
Target Corp.
0.735% due 07/18/2014	500	502
Teck Resources Ltd.
7.000% due 09/15/2012	1,800	1,835
Telefonica Emisiones S.A.U.
0.861% due 02/04/2013	1,100	1,079
Teva Pharmaceutical Finance BV
0.974% due 03/21/2014	7,400	7,423
Teva Pharmaceutical Finance Co. BV
1.423% due 11/08/2013	6,894	6,964
Time Warner Cable, Inc.
5.400% due 07/02/2012	600	607
Time Warner, Inc.
6.875% due 05/01/2012	1,550	1,557
Total Capital Canada Ltd.
0.947% due 01/17/2014	3,300	3,313
Total Capital S.A.
4.500% due 02/25/2013	7,000	7,199
TransCanada PipeLines Ltd.
8.625% due 05/15/2012	2,490	2,513
Turner Broadcasting System, Inc.
8.375% due 07/01/2013	3,000	3,265
Tyco Electronics Group S.A.
6.000% due 10/01/2012	15,949	16,371
Union Pacific Corp.
5.125% due 02/15/2014	665	715
5.450% due 01/31/2013	2,500	2,599
UST LLC
6.625% due 07/15/2012	15,010	15,263
VF Corp.
1.243% due 08/23/2013	2,100	2,101
Vivendi S.A.
5.750% due 04/04/2013	2,815	2,921
Volkswagen International Finance NV
1.078% due 04/01/2014	10,680	10,653
1.625% due 08/12/2013	200	202
Wesfarmers Ltd.
2.983% due 05/18/2016	3,800	3,891
6.998% due 04/10/2013	1,400	1,475
WM Wrigley Jr. Co.
2.450% due 06/28/2012	4,365	4,382
3.050% due 06/28/2013	1,785	1,811
Xstrata Canada Corp.
7.250% due 07/15/2012	9,431	9,606
7.350% due 06/05/2012	1,600	1,618

		441,808

UTILITIES 7.0%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	3,250	3,470
6.103% due 06/27/2012	650	654
Appalachian Power Co.
5.650% due 08/15/2012	1,900	1,932
BP Capital Markets PLC
1.074% due 03/11/2014	4,389	4,421
3.125% due 10/01/2015	2,575	2,724
Dominion Resources, Inc.
1.950% due 08/15/2016	2,445	2,481
5.000% due 03/15/2013	1,500	1,560
5.700% due 09/17/2012	9,460	9,676

	0000000000	0000000000

Duke Energy Carolinas LLC
1.750% due 12/15/2016	9,000	9,121
5.625% due 11/30/2012	310	320
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	800	910
10.500% due 03/25/2014	8,250	9,394
KCP&L Greater Missouri Operations Co.
11.875% due 07/01/2012	7,655	7,854
Metropolitan Edison Co.
4.950% due 03/15/2013	2,350	2,436
NextEra Energy Capital Holdings, Inc.
2.550% due 11/15/2013	2,085	2,123
PSEG Power LLC
5.000% due 04/01/2014	991	1,058
Public Service Co. of Colorado
7.875% due 10/01/2012	7,500	7,772
Qtel International Finance Ltd.
6.500% due 06/10/2014	1,500	1,644
Qwest Corp.
3.724% due 06/15/2013	7,910	8,041
Ras Laffan Liquefied Natural Gas Co. Ltd.
4.500% due 09/30/2012	1,200	1,217
5.500% due 09/30/2014	12,300	13,299
Southern California Edison Co.
0.924% due 09/15/2014	4,000	4,017
TNK-BP Finance S.A.
7.500% due 03/13/2013	5,100	5,374
Verizon Wireless Capital LLC
7.375% due 11/15/2013	2,600	2,867
Virginia Electric and Power Co.
5.100% due 11/30/2012	140	144

		104,509

Total Corporate Bonds & Notes (Cost $879,580)		883,213

CONVERTIBLE BONDS & NOTES 0.1%
INDUSTRIALS 0.1%
Transocean, Inc.
1.500% due 12/15/2037	1,900	1,891

Total Convertible Bonds & Notes (Cost $1,858)		1,891

MUNICIPAL BONDS & NOTES 0.7%
ARKANSAS 0.1%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
1.391% due 11/25/2043	1,654	1,602

CALIFORNIA 0.2%
University of California Revenue Notes, Series 2011
0.887% due 07/01/2013	3,500	3,522

NEW JERSEY 0.2%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.474% due 06/15/2013	3,500	3,504

SOUTH CAROLINA 0.2%
South Carolina Student Loan Corp.
1.010% due 01/25/2021	2,153	2,142

Total Municipal Bonds & Notes (Cost $10,798)		10,770

U.S. GOVERNMENT AGENCIES 13.8%
Fannie Mae
0.492% due 05/25/2037	1,095	1,090
0.592% due 11/25/2036	3,259	3,255
0.642% due 06/25/2026 - 09/18/2031	4,486	4,509
0.692% due 05/25/2017	53	54
0.742% due 06/25/2031 - 05/18/2032	1,591	1,603
0.750% due 12/19/2014	10,000	10,050
0.792% due 03/18/2032 - 09/25/2041	16,223	16,261
0.822% due 06/25/2041	7,358	7,377
0.922% due 12/25/2037	2,486	2,502
0.965% due 01/01/2021	3,433	3,429
0.992% due 02/25/2040	1,347	1,358
1.092% due 07/25/2038	2,673	2,703
3.970% due 11/27/2019	15,000	15,305
FDIC Structured Sale Guaranteed Notes
0.741% due 11/29/2037	1,777	1,768
Federal Home Loan Bank
0.220% due 08/08/2013	35,000	34,969

	0000000000	0000000000

0.300% due 09/06/2013	25,000	24,999
Freddie Mac
0.482% due 05/15/2036	761	760
0.500% due 04/17/2015	25,000	24,915
0.562% due 02/15/2037	4,167	4,159
0.592% due 12/15/2030 - 06/15/2034	14,097	14,097
0.642% due 06/15/2033	9	9
0.662% due 04/15/2041	3,578	3,581
0.742% due 07/15/2039	1,688	1,692
Ginnie Mae
0.542% due 09/20/2033	262	262
5.076% due 10/16/2027	363	369
6.000% due 12/15/2033	89	101
6.500% due 11/15/2033 - 12/15/2034	168	194
7.000% due 03/15/2023 - 11/15/2032	361	419
7.500% due 12/15/2012 - 06/15/2028	525	605
8.500% due 04/15/2030	3	4
10.000% due 02/15/2016 - 04/15/2025	68	75
10.500% due 09/15/2015 - 07/15/2019	4	4
11.000% due 07/15/2013 - 09/20/2019	13	12
11.500% due 01/15/2013 - 11/15/2019	4	4
12.000% due 01/15/2013 - 04/15/2015	3	1
12.500% due 11/15/2013 - 07/15/2015	2	1
13.000% due 08/15/2014 - 09/20/2015	5	4
13.500% due 11/15/2012 - 09/15/2014	1	0
NCUA Guaranteed Notes
0.593% due 12/07/2020	3,072	3,083
0.613% due 11/06/2017	8,381	8,381
0.623% due 03/06/2020	5,282	5,278
0.803% due 12/08/2020	4,480	4,499
1.600% due 10/29/2020	3,606	3,654
Tennessee Valley Authority Strips
0.000% due 04/15/2042 (a)	290	307

Total U.S. Government Agencies (Cost $207,525)		207,702

MORTGAGE-BACKED SECURITIES 5.7%
Banc of America Mortgage Securities, Inc.
3.019% due 03/25/2034	914	895
BCAP LLC Trust
2.634% due 05/26/2036	6,626	6,583
BCRR Trust
4.230% due 02/22/2041	1,213	1,217
Bear Stearns Adjustable Rate Mortgage Trust
2.584% due 08/25/2033	3,972	3,892
Bear Stearns Commercial Mortgage Securities
4.735% due 09/11/2042	3,543	3,628
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	1,179	1,191
Commercial Mortgage Pass-Through Certificates
0.342% due 12/15/2020	605	592
4.305% due 12/10/2024	3,220	3,250
Credit Suisse First Boston Mortgage Securities Corp.
6.133% due 04/15/2037	793	792
Entertainment Properties Trust
4.239% due 02/15/2018	1,124	1,134
Fosse Master Issuer PLC
1.965% due 10/18/2054	4,000	4,025
GS Mortgage Securities Corp.
1.103% due 03/06/2020	216	215
1.260% due 03/06/2020	300	295
1.456% due 03/06/2020	4,000	3,936
Holmes Master Issuer PLC
0.667% due 07/15/2020	12,000	11,993
JPMorgan Chase Commercial Mortgage Securities Corp.
5.195% due 12/15/2044	6,084	6,407
5.247% due 01/12/2043	4,258	4,278
5.289% due 05/15/2045	1,710	1,725
Mellon Residential Funding Corp.
0.942% due 11/15/2031	4,750	4,641
Morgan Stanley Dean Witter Capital
4.740% due 11/13/2036	3,955	4,025
Nationslink Funding Corp.
5.000% due 08/20/2030	1,510	1,555
RBSSP Resecuritization Trust
0.742% due 10/26/2036	1,087	998
2.557% due 12/26/2036	8,240	8,270
2.734% due 05/26/2037	7,711	7,556
Wachovia Bank Commercial Mortgage Trust
0.322% due 06/15/2020	178	168

	0000000000	0000000000

5.735% due 06/15/2049	2,431	2,487

Total Mortgage-Backed Securities (Cost $85,053)		85,748

ASSET-BACKED SECURITIES 10.2%
Avenue CLO Fund Ltd.
0.853% due 02/15/2017	2,275	2,247
Avery Point CLO Ltd.
1.374% due 12/17/2015	1,975	1,943
Citibank Omni Master Trust
2.342% due 05/16/2016	18,650	18,697
2.992% due 08/15/2018	19,000	20,024
3.350% due 08/15/2016	5,190	5,242
4.900% due 11/15/2018	11,000	12,052
Collegiate Funding Services Education Loan Trust
0.573% due 12/28/2021	1,620	1,606
Education Funding Capital Trust
0.744% due 03/16/2020	874	874
First CLO Ltd.
0.784% due 12/14/2016	173	171
GCO Education Loan Funding Trust
0.571% due 11/25/2020	122	122
Gracechurch Card Funding PLC
1.055% due 02/15/2017	14,400	14,418
Honda Auto Receivables Owner Trust
0.570% due 08/15/2014	5,000	5,003
Hyundai Capital Auto Funding Ltd.
1.242% due 09/20/2016	1,500	1,474
Illinois Student Assistance Commission
1.040% due 04/25/2017	1,405	1,402
MBNA Credit Card Master Note Trust
0.302% due 06/15/2015	2,000	2,000
Nelnet Student Loan Trust
0.534% due 12/22/2016	1,133	1,132
Nissan Auto Receivables Owner Trust
0.540% due 10/15/2014	2,000	2,000
Olympic CLO Ltd.
1.253% due 05/15/2016	2,351	2,343
Panhandle-Plains Higher Education Authority, Inc.
0.878% due 07/01/2021	8,000	7,935
0.968% due 10/01/2018	669	668
1.598% due 10/01/2035	2,478	2,476
Rockwall CDO Ltd.
0.907% due 08/01/2013	3,500	3,463
SLM Student Loan Trust
0.560% due 07/25/2017	1,376	1,367
0.590% due 10/25/2019	1,497	1,497
0.640% due 04/25/2023	3,239	3,232
0.664% due 12/17/2018	10,419	10,413
0.674% due 03/15/2019	2,166	2,167
0.690% due 04/25/2017	419	419
0.710% due 01/25/2021	6,304	6,296
0.942% due 01/25/2029	10,000	10,035
1.060% due 10/25/2017	3,804	3,795
1.660% due 10/25/2016	2,451	2,473
2.060% due 04/25/2023	1,621	1,666
SMART Trust
0.543% due 11/14/2012	1,189	1,189
Structured Asset Investment Loan Trust
1.242% due 11/25/2033	1,874	1,382

Total Asset-Backed Securities (Cost $153,186)		153,223

SOVEREIGN ISSUES 4.6%
Emirate of Abu Dhabi Government International Bond
5.500% due 04/08/2014	9,550	10,421
Japan Finance Corp.
2.125% due 11/05/2012	4,235	4,269
Kommunalbanken A/S
0.853% due 03/27/2017	7,000	7,010
Mexico Government International Bond
6.375% due 01/16/2013	7,024	7,330
Poland Government International Bond
6.250% due 07/03/2012	3,850	3,910
Province of Ontario Canada
4.100% due 06/16/2014	6,160	6,634
Province of Quebec Canada
4.600% due 05/26/2015	5,000	5,581
Qatar Government International Bond
5.150% due 04/09/2014	15,875	17,086

	0000000000	0000000000

Republic of Korea
4.250% due 06/01/2013	7,050	7,257

Total Sovereign Issues (Cost $68,979)		69,498

SHORT-TERM INSTRUMENTS 8.1%
CERTIFICATES OF DEPOSIT 2.1%
Abbey National Treasury Services PLC
1.824% due 06/10/2013	5,300	5,230
Banco do Brasil S.A.
0.000% due 05/15/2012	3,000	2,996
0.000% due 03/26/2013	9,180	9,085
Itau Unibanco Holding S.A.
0.000% due 05/16/2012	3,500	3,493
0.000% due 03/26/2013	10,000	9,762

		30,566

COMMERCIAL PAPER 2.9%
BMW U.S. Capital LLC
0.810% due 07/25/2012	3,300	3,300
British Telecommunications PLC
1.130% due 10/29/2012	10,000	9,936
Daimler Finance North America LLC
0.590% due 06/05/2012	1,000	999
1.130% due 03/15/2013	4,000	3,957
Devon Energy Corp.
0.410% due 04/20/2012	3,495	3,494
0.420% due 04/03/2012	5,500	5,500
0.430% due 04/17/2012	5,100	5,099
Vodafone Group PLC
0.960% due 05/02/2012	1,200	1,199
1.019% due 05/03/2012	10,500	10,491

		43,975

REPURCHASE AGREEMENTS 0.1%
Citigroup Global Markets, Inc.
0.080% due 04/02/2012	800	800
(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 0.375% due 07/31/2013 valued at $817. Repurchase proceeds are $800.)
State Street Bank and Trust Co.
0.010% due 04/02/2012	142	142
(Dated 03/30/2012. Collateralized by Federal Home Loan Bank 1.750% due 08/22/2012 valued at $146. Repurchase proceeds are $142.)

		942

SHORT-TERM NOTES 3.0%
Holmes Master Issuer PLC
0.372% due 07/15/2012	6,000	6,010
0.442% due 01/15/2013	17,000	17,033
Pacific Gas & Electric Co.
0.943% due 11/20/2012	14,290	14,321
University of California Revenue Notes, Series 2011
0.480% due 07/01/2012	8,000	8,004

		45,368

Total Short-Term Instruments (Cost $120,732)		120,851

Total Investments 102.0% (Cost $1,527,711)		$1,532,896
Other Assets and Liabilities (Net) (2.0%)		(30,741)

Net Assets 100.0%		$1,502,155

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security becomes interest bearing at a future date.

(b)	The average amount of borrowings while outstanding during the period ended March 31, 2012 was $11,398 at a weighted average interest rate of (0.604%). On March 31, 2012, securities valued at $20,680 were pledged as collateral for reverse repurchase agreements.

(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$329,901	$6,995	$336,896
Industrials	0	441,808	0	441,808
Utilities	0	104,509	0	104,509
Convertible Bonds & Notes
Industrials	0	1,891	0	1,891
Municipal Bonds & Notes
Arkansas	0	1,602	0	1,602
California	0	3,522	0	3,522
New Jersey	0	3,504	0	3,504
South Carolina	0	2,142	0	2,142
U.S. Government Agencies	0	184,693	23,009	207,702
Mortgage-Backed Securities	0	85,748	0	85,748
Asset-Backed Securities	0	146,039	7,184	153,223
Sovereign Issues	0	69,498	0	69,498
Short-Term Instruments
Certificates of Deposit	0	30,566	0	30,566
Commercial Paper	0	43,975	0	43,975
Repurchase Agreements	0	942	0	942
Short-Term Notes	0	45,368	0	45,368
	$0	$1,495,708	$37,188	$1,532,896

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2012:

Category and Subcategory (3)	Beginning Balance at 06/30/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (7)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012 (7)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$8,586	$7,000	$0	$0	$0	$7	$0	$(8,598)	$6,995	$(5)
Industrials	5,663	3,749	(9,293)	(132)	0	13	0	0	0	0
U.S. Government Agencies	27,590	0	(4,514)	0	(1)	(66)	0	0	23,009	(19)
Asset-Backed Securities	1,490	5,723	0	7	0	(36)	0	0	7,184	(36)

Totals	$43,329	$16,472	$(13,807)	$(125)	$(1)	$(82)	$0	$(8,598)	$37,188	$(60)

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Intermediate Municipal Bond Strategy Fund

March 31, 2012 (Unaudited)

	0000000000	0000000000
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 94.3%
ALASKA 0.7%
Valdez, Alaska Revenue Bonds, Series 2003
5.000% due 01/01/2014	$850	$911

ARIZONA 1.6%
Arizona State University Revenue Notes, Series 2008
5.250% due 07/01/2016	400	462
Arizona Water Infrastructure Finance Authority Revenue Bonds, Series 2012
5.000% due 10/01/2022	1,350	1,680

		2,142

CALIFORNIA 15.0%
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,140
California State Department of Water Resources Revenue Notes, Series 2010
5.000% due 05/01/2018	500	602
California State General Obligation Bonds, (NPFGC/FGIC Insured), Series 2004
5.250% due 07/01/2014	750	827
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	500	593
California State General Obligation Notes, Series 2009
5.000% due 07/01/2018	500	600
California State General Obligation Notes, Series 2010
5.000% due 11/01/2019	500	593
Carlsbad Unified School District, California General Obligation Notes, Series 2009
0.000% due 05/01/2014	250	243
Irvine Ranch Water District, California General Obligation Bonds, Series 2009
0.160% due 10/01/2041	2,200	2,200
Los Angeles Unified School District, California Certificates of Participation Notes, Series 2010
5.000% due 12/01/2017	1,500	1,689
Metropolitan Water District of Southern California Revenue Bonds, Series 2012
5.000% due 10/01/2026	1,500	1,793
Mount San Antonio Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2016	1,000	918
Newport Beach, California Revenue Bonds, Series 2009
5.000% due 12/01/2038	1,000	1,036
Orange County, California Airport Revenue Notes, Series 2009
4.000% due 07/01/2018	500	566
Pleasanton Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2010
3.500% due 08/01/2015	450	476
San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
4.000% due 07/01/2016	720	801
San Francisco, California City & County Airports Commission Revenue Notes, Series 2010
5.000% due 05/01/2017	1,000	1,169
San Jose, California Hotel Tax Revenue Notes, Series 2011
5.000% due 05/01/2017	1,115	1,229
San Juan Unified School District, California General Obligation Bonds, (AGM Insured), Series 2001
0.000% due 08/01/2017	750	659
Southern California Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	575	621
University of California Revenue Bonds, Series 2009
5.000% due 05/15/2020	1,000	1,194
University of California Revenue Notes, Series 2010
5.000% due 05/15/2018	500	592

		19,541

COLORADO 0.9%
Denver, Colorado City & County Revenue Bonds, (NPFGC/FGIC Insured), Series 2006
4.000% due 11/15/2016	265	295
Denver, Colorado City & County Revenue Notes, Series 2009
5.000% due 11/15/2016	250	289
Glenwood Springs, Colorado Revenue Notes, Series 2010
5.000% due 10/01/2018	500	576

		1,160

CONNECTICUT 4.1%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2011
5.000% due 07/01/2032	5,000	5,331

FLORIDA 6.8%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2010
5.000% due 06/01/2016	750	826

	0000000000	0000000000

Citizens Property Insurance Corp., Florida Revenue Notes, Series 2011
5.000% due 06/01/2019	1,000	1,109
Florida Municipal Power Agency Revenue Notes, Series 2009
5.000% due 10/01/2015	250	276
Florida State Board of Governors Revenue Notes, Series 2008
5.500% due 07/01/2018	105	126
Florida State JEA Water & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2025	1,500	1,745
Inland Protection Financing Corp., Florida Revenue Notes, Series 2010
5.000% due 07/01/2016	500	563
Jacksonville, Florida Revenue Notes, Series 2012
5.000% due 10/01/2021	1,000	1,139
Miami-Dade County, Florida General Obligation Notes, Series 2011
3.000% due 07/01/2017	1,375	1,451
Miami-Dade County, Florida Revenue Notes, Series 2010
4.000% due 07/01/2016	1,000	1,132
Orange County, Florida Health Facilities Authority Revenue Notes, Series 2009
5.000% due 10/01/2015	250	277
Orlando Utilities Commission, Florida Revenue Notes, Series 2010
5.000% due 10/01/2017	250	296

		8,940

GEORGIA 1.0%
Marietta, Georgia General Obligation Notes, Series 2009
5.000% due 02/01/2018	250	301
Municipal Electric Authority of Georgia Revenue Notes, Series 2010
4.000% due 01/01/2018	350	384
Municipal Electric Authority of Georgia Revenue Notes, Series 2011
3.000% due 01/01/2014	250	260
5.000% due 01/01/2020	250	295

		1,240

ILLINOIS 5.8%
Chicago Board of Education, Illinois General Obligation Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 12/01/2016	250	226
Chicago, Illinois Midway Airport Revenue Bonds, Series 2010
5.000% due 01/01/2034	200	217
Chicago, Illinois O’Hare International Airport Revenue Notes, Series 2011
3.000% due 01/01/2014	650	670
Chicago, Illinois Wastewater Transmission Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 01/01/2017	1,000	1,169
5.500% due 01/01/2018	1,000	1,182
Chicago, Illinois Waterworks Revenue Notes, (AGM Insured), Series 2008
5.000% due 11/01/2016	350	397
Illinois Finance Authority Revenue Notes, Series 2009
5.000% due 08/15/2015	375	421
Illinois State General Obligation Bonds, (NPFGC Insured), Series 2002
5.250% due 08/01/2012	250	254
Illinois State General Obligation Notes, Series 2004
5.000% due 03/01/2013	1,000	1,038
Illinois State Revenue Notes, Series 2009
4.500% due 06/15/2016	500	558
Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	750	868
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
5.125% due 06/01/2019	500	568

		7,568

INDIANA 3.4%
Indiana Finance Authority Revenue Bonds, (NPFGC/FGIC Insured), Series 2007
5.000% due 12/01/2017	300	354
Indiana Finance Authority Revenue Notes, Series 2010
4.000% due 11/01/2016	500	556
5.000% due 02/01/2018	500	600
Indiana University Revenue Notes, Series 2012
5.000% due 06/01/2021	1,000	1,232
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, (AMBAC Insured), Series 2006
5.000% due 01/01/2016	300	341
Purdue University, Indiana Certificates of Participation Bonds, Series 2006
5.250% due 07/01/2017	640	754
Vincennes University, Indiana Revenue Notes, Series 2010
4.000% due 06/01/2016	500	547
Warsaw Multi-School Building Corp., Indiana Revenue Notes, Series 2008
5.500% due 01/15/2017	100	115

		4,499

IOWA 0.4%
Iowa Higher Education Loan Authority Revenue Notes, Series 2010
4.000% due 12/01/2016	500	564

	0000000000	0000000000

KANSAS 0.6%
Kansas Development Finance Authority Revenue Notes, Series 2010
5.000% due 11/01/2017	500	593
Wyandotte County-Kansas City, Kansas Unified Government Utility System Revenue Notes, Series 2010
5.000% due 09/01/2015	200	224

		817

KENTUCKY 1.6%
Kentucky Municipal Power Agency Revenue Notes, (AGM Insured), Series 2010
4.000% due 09/01/2016	900	962
Kentucky Turnpike Authority Revenue Notes, Series 2010
5.000% due 07/01/2016	1,000	1,164

		2,126

MASSACHUSETTS 3.5%
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2006
5.500% due 07/01/2017	500	610
Massachusetts Development Finance Agency Revenue Notes, Series 2010
4.000% due 10/01/2016	850	934
Massachusetts State College Building Authority Revenue Bonds, Series 2012
5.000% due 05/01/2026	2,000	2,367
Taunton, Massachusetts General Obligation Notes, Series 2009
5.000% due 12/01/2018	510	604

		4,515

MICHIGAN 1.5%
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
1.500% due 11/15/2047	2,000	1,964

MINNESOTA 0.9%
Rochester, Minnesota Revenue Bonds, Series 2011
4.000% due 11/15/2030	1,000	1,127

MISSOURI 2.3%
Missouri Joint Municipal Electric Utility Commission Revenue Notes, (AMBAC Insured), Series 2007
5.000% due 01/01/2016	800	887
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 1996
0.210% due 09/01/2030	1,000	1,000
Missouri State Health & Educational Facilities Authority Revenue Notes, Series 2010
5.000% due 11/15/2017	1,000	1,150

		3,037

NEW HAMPSHIRE 0.2%
New Hampshire Health & Education Facilities Authority Revenue Notes, Series 2009
5.000% due 07/01/2016	250	288

NEW JERSEY 5.3%
New Jersey Economic Development Authority Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 09/01/2016	1,000	1,145
New Jersey Economic Development Authority Revenue Notes, (AGM Insured), Series 2008
5.000% due 03/01/2014	1,000	1,078
New Jersey Economic Development Authority Revenue Notes, Series 2011
5.000% due 09/01/2018	2,000	2,344
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010
5.000% due 12/15/2023	2,000	2,353

		6,920

NEW MEXICO 0.5%
New Mexico State Revenue Notes, Series 2010
5.000% due 07/01/2017	500	597

NEW YORK 14.2%
Erie County, New York Industrial Development Agency Revenue Notes, Series 2011
5.000% due 05/01/2015	500	556
Long Island Power Authority, New York Revenue Bonds, Series 2006
5.000% due 12/01/2017	500	575
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005
5.000% due 11/15/2019	500	597
New York City, New York General Obligation Notes, Series 2011
5.000% due 08/01/2012	750	762
5.000% due 08/01/2017	980	1,162
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2009
5.000% due 06/15/2017	895	1,067
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Notes, Series 2007
5.000% due 11/01/2015	200	230

	0000000000	0000000000

New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2008
0.200% due 12/01/2035	1,250	1,250
New York Liberty Development Corp. Revenue Bonds, Series 2011
0.270% due 12/01/2049	1,000	1,000
New York State Dormitory Authority Revenue Bonds, (NPFGC/FGIC Insured), Series 2005
5.000% due 07/01/2016	370	416
New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2030	1,635	1,784
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 05/01/2022	2,000	2,304
New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 07/01/2017	2,000	2,355
New York State Dormitory Authority Revenue Notes, Series 2010
5.000% due 07/01/2019	1,000	1,128
New York State Dormitory Authority Revenue Notes, Series 2011
4.000% due 07/01/2018	815	897
New York State Urban Development Corp. Revenue Notes, Series 2009
5.000% due 12/15/2013	1,000	1,079
New York State Urban Development Corp. Revenue Notes, Series 2010
5.000% due 03/15/2018	500	596
Riverhead Central School District, New York General Obligation Notes, Series 2010
4.000% due 10/01/2017	250	281
Syracuse Industrial Development Agency, New York Revenue Notes, Series 2010
4.000% due 05/01/2017	500	547

		18,586

NORTH CAROLINA 2.2%
Mecklenburg County, North Carolina Certificates of Participation Notes, Series 2009
5.000% due 02/01/2019	300	355
North Carolina State Revenue Bonds, Series 2011
5.000% due 11/01/2022	1,500	1,816
Union County, North Carolina Certificates of Participation Bonds, (AMBAC Insured), Series 2006
5.000% due 06/01/2022	360	400
University of North Carolina at Chapel Hill Revenue Notes, Series 2005
5.000% due 02/01/2015	250	272

		2,843

OHIO 4.1%
American Municipal Power, Inc. Ohio Revenue Notes, Series 2009
5.000% due 02/15/2017	500	562
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2030	500	386
Ohio State Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2016	300	332
Ohio State Turnpike Commission Revenue Bonds, (NPFGC/FGIC Insured), Series 1998
5.500% due 02/15/2016	1,000	1,159
5.500% due 02/15/2017	225	267
Ohio State Water Development Authority Revenue Notes, Series 2011
5.000% due 06/01/2017	1,005	1,183
University of Cincinnati, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2024	1,250	1,464

		5,353

OREGON 0.4%
Oregon State Facilities Authority Revenue Notes, Series 2010
5.000% due 10/01/2017	500	563

PENNSYLVANIA 3.9%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2012
5.000% due 03/01/2024	500	596
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2010
5.000% due 05/15/2017	500	580
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.250% due 06/15/2023	2,500	3,023
Pennsylvania Higher Educational Facilities Authority Revenue Notes, (NPFGC Insured), Series 2006
5.000% due 04/01/2016	250	286
Southeastern Pennsylvania Transportation Authority Revenue Notes, Series 2010
5.000% due 03/01/2018	500	584

		5,069

PUERTO RICO 0.2%
Puerto Rico Electric Power Authority Revenue Bonds, (SGI Insured), Series 2002
5.375% due 07/01/2016	250	282

SOUTH CAROLINA 0.2%
Piedmont Municipal Power Agency, South Carolina Revenue Notes, Series 2009
5.000% due 01/01/2015	250	273

	0000000000	0000000000

TENNESSEE 0.4%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2021	500	536

TEXAS 10.7%
Barbers Hill Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2012
4.000% due 02/15/2023	1,225	1,384
4.000% due 02/15/2025	2,565	2,808
Eagle Mountain & Saginaw Independent School District, Texas General Obligation Notes, Series 2010
0.000% due 08/15/2017	250	224
Northside Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2011
0.950% due 08/01/2034	700	703
1.350% due 06/01/2039	1,500	1,516
Pflugerville Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2012
5.000% due 02/15/2024	1,165	1,400
San Antonio, Texas Water System Revenue Bonds, Series 2012
5.000% due 05/15/2023	1,500	1,821
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2023	250	269
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Notes, Series 2008
5.625% due 12/15/2017	2,500	2,776
Texas State General Obligation Notes, Series 2010
4.000% due 12/01/2015	810	906
Texas Transportation Commission Revenue Bonds, Series 2007
5.000% due 04/01/2026	100	113

		13,920

WASHINGTON 1.0%
King County, Washington Public Hospital District No. 2 General Obligation Notes, Series 2010
5.000% due 12/01/2015	1,000	1,113
Washington Higher Education Facilities Authority Revenue Notes, Series 2010
4.000% due 04/01/2013	250	257

		1,370

WISCONSIN 0.7%
Wisconsin Department of Transportation Revenue Notes, Series 2012
5.000% due 07/01/2018 (a)	300	363
5.000% due 07/01/2019 (a)	275	337
Wisconsin State General Obligation Bonds, (NPFGC Insured), Series 2005
5.000% due 05/01/2017	225	253

		953

WYOMING 0.2%
Campbell County, Wyoming Hospital District Revenue Notes, Series 2009
5.000% due 12/01/2017	200	225

Total Municipal Bonds & Notes (Cost $118,682)		123,260

SHORT-TERM INSTRUMENTS 5.4%
REPURCHASE AGREEMENTS 5.4%
State Street Bank and Trust Co.
0.010% due 04/02/2012	7,019	7,019
(Dated 03/30/2012. Collateralized by Fannie Mae 1.750% due 02/22/2013 valued at $7,163. Repurchase proceeds are $7,019.)

Total Short-Term Instruments (Cost $7,019)		7,019

Total Investments 99.7% (Cost $125,701)		$130,279
Other Assets and Liabilities (Net) 0.3%		445

Net Assets 100.0%		$130,724

Notes to Schedule of Investments (amounts in thousands):

(a)	When-issued security.

(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Municipal Bonds & Notes
Alaska	$0	$911	$0	$911
Arizona	0	2,142	0	2,142
California	0	19,541	0	19,541
Colorado	0	1,160	0	1,160
Connecticut	0	5,331	0	5,331
Florida	0	8,940	0	8,940
Georgia	0	1,240	0	1,240
Illinois	0	7,568	0	7,568
Indiana	0	4,499	0	4,499
Iowa	0	564	0	564
Kansas	0	817	0	817
Kentucky	0	2,126	0	2,126
Massachusetts	0	4,515	0	4,515
Michigan	0	1,964	0	1,964
Minnesota	0	1,127	0	1,127
Missouri	0	3,037	0	3,037
New Hampshire	0	288	0	288
New Jersey	0	6,920	0	6,920
New Mexico	0	597	0	597
New York	0	18,586	0	18,586
North Carolina	0	2,843	0	2,843
Ohio	0	5,353	0	5,353
Oregon	0	563	0	563
Pennsylvania	0	5,069	0	5,069
Puerto Rico	0	282	0	282
South Carolina	0	273	0	273
Tennessee	0	536	0	536
Texas	0	13,920	0	13,920
Washington	0	1,370	0	1,370
Wisconsin	0	953	0	953
Wyoming	0	225	0	225
Short-Term Instruments
Repurchase Agreements	0	7,019	0	7,019
	$0	$130,279	$0	$130,279

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO Short Term Municipal Bond Strategy Fund

March 31, 2012 (Unaudited)

	0000000000	0000000000
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 96.6%
ALASKA 0.7%
Valdez, Alaska Revenue Bonds, Series 2003
5.000% due 01/01/2014	$250	$268

ARIZONA 4.6%
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Notes, Series 2011
4.000% due 12/01/2014	1,600	1,745

CALIFORNIA 17.1%
California Health Facilities Financing Authority Revenue Bonds, Series 2004
4.950% due 07/01/2026	250	270
California State Department of Water Resources Revenue Notes, Series 2010
5.000% due 05/01/2013	500	525
California State General Obligation Bonds, (NPFGC/FGIC Insured), Series 2004
5.250% due 07/01/2014	550	606
California State General Obligation Notes, Series 2010
4.000% due 11/01/2013	500	528
California Statewide Communities Development Authority Revenue Notes, Series 2010
3.000% due 11/01/2012	100	101
Long Beach, California Revenue Notes, Series 2010
3.000% due 06/01/2013	165	169
Los Angeles Municipal Improvement Corp., California Revenue Notes, Series 2010
3.000% due 11/01/2012	750	760
Los Angeles Unified School District, California General Obligation Notes, Series 2011
4.000% due 07/01/2014	1,000	1,077
Newport Beach, California Revenue Bonds, Series 2009
5.000% due 12/01/2038	500	518
Northern California Power Agency Revenue Notes, Series 2010
3.000% due 06/01/2013	250	256
San Francisco, California City & County Public Utilities Commission Water Revenue Notes, Series 2010
3.000% due 11/01/2013	750	781
San Francisco, California City & County Redevelopment Agency Tax Allocation Notes, (NPFGC/FGIC Insured), Series 2004
5.000% due 08/01/2012	200	202
San Jose Evergreen Community College District, California General Obligation Notes, Series 2012
3.000% due 08/01/2013	500	517
South Placer Wastewater Authority, California Revenue Notes, Series 2011
1.020% due 11/01/2014	250	251

		6,561

COLORADO 1.3%
University of Colorado Revenue Notes, Series 2010
3.000% due 06/01/2013	500	516

CONNECTICUT 7.2%
Connecticut State Development Authority Revenue Bonds, Series 2011
1.250% due 09/01/2028	1,000	1,006
Stratford, Connecticut General Obligation Notes, Series 2011
3.500% due 08/01/2015	1,635	1,772

		2,778

DELAWARE 1.2%
Delaware Solid Waste Authority Revenue Notes, Series 2010
3.500% due 06/01/2013	450	464

DISTRICT OF COLUMBIA 0.3%
District of Columbia General Obligation Notes, (AGM Insured), Series 2005
5.000% due 06/01/2013	100	105

FLORIDA 0.7%
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Notes, Series 2006
5.250% due 07/01/2012	250	253

GEORGIA 2.1%
Atlanta, Georgia Revenue Notes, Series 2010
5.000% due 01/01/2014	500	533

	0000000000	0000000000

Municipal Electric Authority of Georgia Revenue Notes, Series 2008
5.000% due 01/01/2013	250	258

		791

ILLINOIS 6.5%
Chicago, Illinois Midway Airport Revenue Bonds, Series 2010
5.000% due 01/01/2034	500	543
Chicago, Illinois O’Hare International Airport Revenue Notes, Series 2010
4.000% due 01/01/2013	250	256
Cook County, Illinois School District No. 63 East Maine General Obligation Notes, Series 2010
2.000% due 12/01/2012	155	157
Decatur Park District, Illinois General Obligation Notes, Series 2010
2.250% due 03/01/2013	175	177
Illinois Finance Authority Revenue Bonds, Series 2004
5.500% due 10/01/2014	200	220
Illinois Municipal Electric Agency Revenue Notes, (NPFGC/FGIC Insured), Series 2007
5.000% due 02/01/2014	300	319
Illinois State Toll Highway Authority Revenue Bonds, (AGM Insured), Series 1998
5.500% due 01/01/2014	250	269
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 1996
0.000% due 12/15/2012	300	296
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
4.000% due 06/01/2013	250	259

		2,496

INDIANA 2.8%
Indiana Finance Authority Revenue Notes, Series 2006
5.500% due 02/01/2013	300	313
Indiana University Revenue Notes, Series 2010
4.000% due 08/01/2013	240	252
Indianapolis, Indiana Thermal Energy System Revenue Notes, Series 2010
3.000% due 10/01/2013	500	518

		1,083

IOWA 2.4%
Des Moines Independent Community School District, Iowa Revenue Notes, Series 2010
5.000% due 06/01/2012	250	252
Dubuque Community School District, Iowa Revenue Notes, Series 2010
2.000% due 01/01/2013	250	253
Iowa State University of Science & Technology Revenue Notes, Series 2011
2.000% due 07/01/2013	410	418

		923

KENTUCKY 2.0%
Jefferson County, Kentucky Capital Projects Corp. Revenue Notes, (AGM Insured), Series 2007
4.000% due 06/01/2013	250	259
Kentucky Turnpike Authority Revenue Notes, Series 2010
2.500% due 07/01/2013	500	513

		772

LOUISIANA 1.3%
Louisiana Offshore Terminal Authority Revenue Bonds, Series 2010
2.100% due 10/01/2040	500	506

MAINE 0.7%
Maine Health & Higher Educational Facilities Authority Revenue Notes, Series 2010
3.000% due 07/01/2013	250	256

MICHIGAN 3.2%
Hamilton Community School District, Michigan General Obligation Notes, (AGM/Q-SBLF Insured), Series 2005
5.000% due 05/01/2013	250	262
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
1.500% due 11/15/2047	1,000	982

		1,244

MINNESOTA 1.2%
Savage, Minnesota General Obligation Notes, Series 2011
2.000% due 02/01/2013	460	467

MISSOURI 1.3%
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 1996
0.210% due 09/01/2030	500	500

NEBRASKA 0.6%
Central Plains Energy Project, Nebraska Revenue Notes, Series 2007
5.000% due 12/01/2012	210	214

	0000000000	0000000000

NEVADA 0.4%
Clark County, Nevada Revenue Notes, Series 2010
3.000% due 07/01/2013	150	154

NEW JERSEY 0.3%
New Jersey Transit Corp. Certificates of Participation Bonds, (AMBAC Insured), Series 2002
5.500% due 09/15/2012	100	102

NEW YORK 17.3%
Essex County, New York General Obligation Notes, (NPFGC Insured), Series 2005
4.000% due 05/15/2013	200	207
Monroe County Industrial Development Corp., New York Revenue Notes, (FHA Insured), Series 2010
4.000% due 08/15/2015	500	547
New York City, New York General Obligation Bonds, Series 2002
5.750% due 08/01/2012	350	356
New York City, New York Health & Hospital Corp. Revenue Notes, Series 2010
3.000% due 02/15/2014	500	521
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Notes, Series 2010
5.000% due 11/01/2013	250	268
New York Liberty Development Corp. Revenue Bonds, Series 2011
0.270% due 12/01/2049	300	300
New York State Dormitory Authority Revenue Notes, (AMBAC Insured), Series 2007
5.000% due 07/01/2013	300	317
New York State Dormitory Authority Revenue Notes, Series 2010
5.000% due 07/01/2016	250	281
New York State Dormitory Authority Revenue Notes, Series 2011
5.000% due 05/01/2014	350	377
New York State Dormitory Authority Revenue Notes, Series 2012
4.000% due 05/15/2017	450	507
New York State Energy Research & Development Authority Revenue Notes, Series 2011
2.125% due 03/15/2015	1,500	1,526
New York State Thruway Authority Revenue Notes, (AGM Insured), Series 2005
5.000% due 04/01/2014	125	136
New York State Urban Development Corp. Revenue Notes, Series 2008
5.000% due 01/01/2014	250	270
New York State Urban Development Corp. Revenue Notes, Series 2010
5.000% due 01/01/2013	750	776
Oneida-Herkimer Solid Waste Management Authority, New York Revenue Notes, Series 2011
4.000% due 04/01/2014	250	261

		6,650

NORTH CAROLINA 1.4%
Buncombe County, North Carolina Certificates of Participation Notes, Series 2009
5.000% due 06/01/2013	500	526

OHIO 3.9%
Columbus, Ohio General Obligation Notes, Series 2010
1.250% due 06/01/2013	340	344
Ohio State Water Development Authority Revenue Bonds, Series 2003
5.250% due 06/01/2015	1,000	1,143

		1,487

PENNSYLVANIA 2.3%
Bristol Township, Pennsylvania General Obligation Notes, (AGM Insured), Series 2010
4.000% due 09/01/2012	105	107
Chester County, Pennsylvania Health & Education Facilities Authority Revenue Notes, Series 2010
3.000% due 05/15/2013	250	256
Delaware Valley Regional Financial Authority, Pennsylvania Revenue Bonds, Series 2002
5.500% due 07/01/2012	265	268
Philadelphia, Pennsylvania Water & Sewer Revenue Notes, Series 2010
4.000% due 06/15/2013	250	260

		891

PUERTO RICO 0.7%
Puerto Rico Electric Power Authority Revenue Bonds, (NPFGC Insured), Series 2002
5.250% due 07/01/2013	250	264

SOUTH CAROLINA 2.2%
South Carolina State General Obligation Notes, Series 2009
5.000% due 10/01/2014	750	835

TEXAS 4.0%
El Paso Independent School District, Texas General Obligation Notes, Series 2009
5.000% due 08/15/2013	580	617
Harris County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1999
0.200% due 10/01/2029	200	200
Houston Community College System, Texas General Obligation Notes, Series 2011
4.000% due 02/15/2014	500	533

	0000000000	0000000000

Northside Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2011
0.950% due 08/01/2034	200	201

		1,551

VIRGINIA 0.5%
Roanoke Economic Development Authority, Virginia Revenue Notes, (AGM Insured), Series 2005
5.000% due 07/01/2012	200	202

WASHINGTON 4.9%
Energy Northwest, Washington Revenue Notes, Series 2007
5.000% due 07/01/2015	1,000	1,137
Grays Harbor County, Washington School District No. 5 Aberdeen General Obligation Notes, (AGM Insured), Series 2004
4.000% due 12/01/2013	400	423
King County, Washington Public Hospital District No. 2 General Obligation Notes, Series 2010
3.000% due 12/01/2012	315	320

		1,880

WISCONSIN 1.5%
Wisconsin Department of Transportation Revenue Notes, Series 2012
5.000% due 07/01/2016 (a)	100	117
Wisconsin State Revenue Notes, Series 2009
5.000% due 07/01/2014	400	437

		554

Total Municipal Bonds & Notes (Cost $36,818)		37,038

SHORT-TERM INSTRUMENTS 2.9%
REPURCHASE AGREEMENTS 1.6%
State Street Bank and Trust Co.
0.010% due 04/02/2012	627	627

(Dated 03/30/2012. Collateralized by Fannie Mae 1.750% due 02/22/2013 valued at $645. Repurchase proceeds are $627.)
SHORT-TERM NOTES 1.3%
Oregon State Facilities Authority Revenue Notes, Series 2011
3.000% due 05/01/2012	500	501

Total Short-Term Instruments (Cost $1,128)		1,128

Total Investments 99.5% (Cost $37,946)		$38,166
Other Assets and Liabilities (Net) 0.5%		206

Net Assets 100.0%		$38,372

Notes to Schedule of Investments (amounts in thousands):

(a)	When-issued security.

(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Municipal Bonds & Notes
Alaska	$0	$268	$0	$268
Arizona	0	1,745	0	1,745
California	0	6,561	0	6,561
Colorado	0	516	0	516
Connecticut	0	2,778	0	2,778
Delaware	0	464	0	464
District of Columbia	0	105	0	105
Florida	0	253	0	253
Georgia	0	791	0	791
Illinois	0	2,496	0	2,496
Indiana	0	1,083	0	1,083
Iowa	0	923	0	923
Kentucky	0	772	0	772
Louisiana	0	506	0	506
Maine	0	256	0	256
Michigan	0	1,244	0	1,244
Minnesota	0	467	0	467
Missouri	0	500	0	500
Nebraska	0	214	0	214
Nevada	0	154	0	154
New Jersey	0	102	0	102
New York	0	6,650	0	6,650
North Carolina	0	526	0	526
Ohio	0	1,487	0	1,487
Pennsylvania	0	891	0	891
Puerto Rico	0	264	0	264
South Carolina	0	835	0	835
Texas	0	1,551	0	1,551
Virginia	0	202	0	202
Washington	0	1,880	0	1,880
Wisconsin	0	554	0	554
Short-Term Instruments
Repurchase Agreements	0	627	0	627
Short-Term Notes	0	501	0	501
	$0	$38,166	$0	$38,166

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Exchange-Traded Fund

March 31, 2012 (Unaudited)

		0000000000	0000000000
	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 24.0%
BANKING & FINANCE 17.8%
Ally Financial, Inc.
3.710% due 02/11/2014		$2,000	$1,980
3.874% due 06/20/2014		1,000	980
5.900% due 12/15/2013		40	39
6.000% due 11/15/2013		50	49
6.250% due 10/15/2013		10	10
6.500% due 03/15/2013		15	15
6.500% due 05/15/2013		50	50
6.800% due 04/15/2013		35	35
7.000% due 08/15/2013		200	200
7.100% due 01/15/2013		25	25
American Express Bank FSB
6.000% due 09/13/2017		755	884
American General Capital
8.500% due 07/01/2030		3,300	3,567
American General Institutional Capital
7.570% due 12/01/2045		1,000	1,005
American International Group, Inc.
0.000% due 10/15/2037		10,000	1,547
8.175% due 05/15/2068		3,750	3,988
8.250% due 08/15/2018		2,000	2,406
Barclays Bank PLC
14.000% due 11/29/2049	GBP	250	492
Capital One Financial Corp.
6.750% due 09/15/2017		$262	309
Citigroup Capital
8.300% due 12/21/2077		11,240	11,375
Dexia Credit Local
0.880% due 03/05/2013		5,915	5,670
2.000% due 03/05/2013		900	891
Dexia Credit Local S.A.
1.033% due 04/29/2014		2,000	1,866
2.750% due 01/10/2014		1,000	972
2.750% due 04/29/2014		1,100	1,075
Eksportfinans ASA
1.875% due 04/02/2013		1,690	1,648
3.000% due 11/17/2014		400	379
5.500% due 05/25/2016		900	882
Export-Import Bank of Korea
5.125% due 06/29/2020		1,189	1,280
Ford Motor Credit Co. LLC
7.000% due 04/15/2015		4,000	4,379
8.700% due 10/01/2014		2,000	2,267
Lloyds TSB Bank PLC
12.000% due 12/29/2049		478	501
Rabobank Group
11.000% due 12/29/2049		134	171
UBS AG
5.875% due 12/20/2017		250	277

			51,214

INDUSTRIALS 4.1%
Altria Group, Inc.
9.700% due 11/10/2018		2,000	2,721
International Business Machines Corp.
5.700% due 09/14/2017		2,250	2,712
Meccanica Holdings USA, Inc.
6.250% due 01/15/2040		600	465
News America, Inc.
6.400% due 12/15/2035		1,380	1,565
Petrobras International Finance Co.
2.875% due 02/06/2015		1,224	1,259
Philip Morris International, Inc.
5.650% due 05/16/2018		250	298
President and Fellows of Harvard College
6.000% due 01/15/2019		250	306
Time Warner, Inc.
5.875% due 11/15/2016		2,000	2,345

			11,671

UTILITIES 2.1%
EDF S.A.
6.500% due 01/26/2019		2,150	2,517

		0000000000	0000000000

Petroleos Mexicanos
8.000% due 05/03/2019		987	1,253
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	1,500	1,915
Verizon Communications, Inc.
6.100% due 04/15/2018		$260	313

			5,998

Total Corporate Bonds & Notes (Cost $68,881)			68,883

MUNICIPAL BONDS & NOTES 2.4%
CALIFORNIA 1.1%
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		638	811
University of California Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049		2,000	2,474

			3,285

ILLINOIS 0.3%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040		675	808

NEW YORK 0.3%
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043		684	820

OHIO 0.3%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044		723	822

SOUTH CAROLINA 0.1%
South Carolina Student Loan Corp.
1.010% due 01/25/2021		409	407

TEXAS 0.3%
Texas Transportation Commission Revenue Bonds, (BABs), Series 2010
5.178% due 04/01/2030		687	802

Total Municipal Bonds & Notes (Cost $7,019)			6,944

U.S. GOVERNMENT AGENCIES 60.4%
Fannie Mae
1.250% due 01/30/2017		3,000	3,009
3.000% due 04/01/2027		14,000	14,503
3.500% due 05/01/2042		23,000	23,561
4.000% due 04/01/2042		15,000	15,731
4.330% due 04/01/2021		198	219
4.500% due 04/01/2042 - 04/12/2042		95,000	101,071
5.500% due 04/01/2042		5,000	5,449
6.178% due 04/25/2040 (a)		1,313	163
6.958% due 05/25/2036 (a)		13,822	2,263
Freddie Mac
1.000% due 03/08/2017		3,000	2,961
2.375% due 01/13/2022		1,600	1,573
4.500% due 05/15/2036		2,878	3,068

Total U.S. Government Agencies (Cost $173,081)			173,571

U.S. TREASURY OBLIGATIONS 52.8%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016		2,194	2,320
0.625% due 07/15/2021		2,216	2,397
0.750% due 02/15/2042		5,016	4,777
1.125% due 01/15/2021		133	149
1.250% due 07/15/2020		186	212
1.375% due 01/15/2020		208	238
1.750% due 01/15/2028		813	970
2.375% due 01/15/2025		9,116	11,600
2.375% due 01/15/2027		711	913
3.625% due 04/15/2028		195	288
3.875% due 04/15/2029		347	536
U.S. Treasury Notes
0.250% due 02/28/2014		127,500	127,321

Total U.S. Treasury Obligations (Cost $151,937)			151,721

MORTGAGE-BACKED SECURITIES 16.1%
Adjustable Rate Mortgage Trust
2.650% due 01/25/2035		864	844

		0000000000	0000000000

American Home Mortgage Investment Trust
2.240% due 09/25/2045		100	83
2.241% due 02/25/2045		1,971	1,611
Arkle Master Issuer PLC
1.645% due 05/17/2060		529	530
Arran Residential Mortgages Funding PLC
2.451% due 05/16/2047	EUR	366	488
ASG Resecuritization Trust
2.679% due 03/26/2037		$144	142
Banc of America Funding Corp.
0.742% due 06/26/2035		1,000	879
2.667% due 05/25/2035		119	119
Banc of America Large Loan, Inc.
1.992% due 11/15/2015		177	165
Banc of America Mortgage Securities, Inc.
2.926% due 02/25/2034		219	199
BCAP LLC Trust
5.365% due 07/26/2037		1,948	1,676
Bear Stearns Adjustable Rate Mortgage Trust
2.572% due 04/25/2034		24	21
Bear Stearns Alt-A Trust
0.882% due 04/25/2034		88	77
Bear Stearns Commercial Mortgage Securities
4.868% due 09/11/2042		3,000	3,128
Citigroup Mortgage Loan Trust, Inc.
0.482% due 11/25/2036		2,700	1,562
2.660% due 05/25/2035		97	91
2.800% due 09/25/2034		306	302
2.896% due 03/25/2034		981	889
Countrywide Alternative Loan Trust
6.000% due 11/25/2034		178	172
Credit Suisse First Boston Mortgage Securities Corp.
0.892% due 11/25/2031		76	62
2.389% due 06/25/2033		47	45
4.832% due 04/15/2037		2,000	2,136
Credit Suisse Mortgage Capital Certificates
2.807% due 04/26/2037		119	119
2.849% due 07/27/2036		300	299
3.244% due 03/27/2036		624	609
5.044% due 10/27/2036		137	134
5.238% due 07/27/2037		153	157
5.509% due 04/15/2047		200	223
6.000% due 05/27/2036		134	135
Deutsche Mortgage Securities, Inc.
5.248% due 06/26/2035		2,000	1,950
First Horizon Asset Securities, Inc.
5.246% due 06/25/2035		1,080	1,021
Granite Master Issuer PLC
0.382% due 12/20/2054		19	18
GSR Mortgage Loan Trust
0.682% due 05/25/2035		33	27
2.441% due 06/25/2034		1,707	1,355
2.856% due 01/25/2035		495	441
2.893% due 12/25/2034		343	256
Harborview Mortgage Loan Trust
2.984% due 05/19/2033		266	259
Holmes Master Issuer PLC
2.581% due 10/15/2054	EUR	265	354
Homestar Mortgage Acceptance Corp.
0.562% due 03/25/2034		$172	156
Impac CMB Trust
0.762% due 04/25/2035		431	341
Indymac Index Mortgage Loan Trust
0.552% due 10/25/2036		1,354	804
2.553% due 08/25/2034		175	148
Indymac Mortgage Loan Trust
5.519% due 08/25/2036		760	744
JPMorgan Mortgage Trust
2.871% due 07/25/2035		215	205
JPMorgan Re-REMIC
2.196% due 01/26/2037		133	132
6.028% due 07/27/2037		123	123
Mellon Residential Funding Corp.
0.722% due 06/15/2030		235	226
Merrill Lynch Floating Trust
0.780% due 07/09/2021		1,500	1,397
Merrill Lynch Mortgage Investors, Inc.
0.452% due 02/25/2036		919	669
2.273% due 03/25/2033		179	176
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.477% due 02/12/2039		1,000	1,017
MLCC Mortgage Investors, Inc.
0.472% due 04/25/2029		188	168
0.492% due 11/25/2035		546	451
0.702% due 03/25/2030		132	123
0.742% due 05/25/2029		574	535

		0000000000	0000000000

0.802% due 01/25/2030		72	65
1.244% due 10/25/2035		857	742
2.065% due 05/25/2029		85	86
2.126% due 04/25/2029		859	737
2.136% due 02/25/2036		1,802	1,594
Morgan Stanley Capital
5.439% due 02/12/2044		1,000	1,048
5.610% due 04/15/2049		981	1,009
5.852% due 12/12/2049		17	18
Morgan Stanley Dean Witter Capital
1.865% due 03/25/2033		927	812
Morgan Stanley Mortgage Loan Trust
0.692% due 07/25/2034		302	272
RBSCF Trust
5.223% due 08/16/2048		400	445
5.331% due 02/16/2044		400	447
5.336% due 05/16/2047		400	437
RBSSP Resecuritization Trust
0.742% due 03/26/2036		986	918
Residential Asset Securitization Trust
0.792% due 08/25/2033		156	143
Sequoia Mortgage Trust
0.512% due 01/20/2035		102	80
0.542% due 12/20/2034		717	675
0.562% due 11/20/2034		142	127
0.962% due 11/22/2024		20	18
2.653% due 04/20/2035		520	493
Structured Adjustable Rate Mortgage Loan Trust
2.628% due 04/25/2034		376	326
2.632% due 07/25/2034		409	379
2.818% due 03/25/2034		209	201
Structured Asset Mortgage Investments, Inc.
0.492% due 07/19/2035		1,343	1,201
0.942% due 02/19/2035		260	216
1.082% due 02/19/2033		1,200	987
Structured Asset Securities Corp.
2.479% due 06/25/2033		83	77
2.530% due 04/25/2033		65	63
Thornburg Mortgage Securities Trust
6.145% due 10/25/2046		139	136
6.173% due 07/25/2036		145	145
Wachovia Bank Commercial Mortgage Trust
0.417% due 06/15/2049		378	328
5.735% due 06/15/2049		111	113
WaMu Mortgage Pass-Through Certificates
0.512% due 07/25/2045		113	90
0.602% due 01/25/2045		905	673
0.640% due 10/25/2044		524	412
0.670% due 06/25/2044		259	185
2.496% due 03/25/2035		34	32
Wells Fargo Mortgage-Backed Securities Trust
2.559% due 09/25/2033		321	318
4.708% due 01/25/2034		253	255

Total Mortgage-Backed Securities (Cost $44,021)			46,296

ASSET-BACKED SECURITIES 1.1%
Bear Stearns Asset-Backed Securities Trust
0.692% due 12/25/2042		86	77
1.442% due 03/25/2043		112	83
Chase Funding Mortgage Loan Asset-Backed Certificates
0.982% due 10/25/2032		62	52
Citibank Omni Master Trust
2.992% due 08/15/2018		450	474
Countrywide Asset-Backed Certificates
0.522% due 11/25/2035		284	281
Credit Suisse First Boston Mortgage Securities Corp.
0.992% due 10/25/2032		48	36
Equity One ABS, Inc.
4.860% due 07/25/2033		274	232
Lehman XS Trust
0.522% due 08/25/2035		379	297
Magi Funding PLC
2.015% due 04/11/2021	EUR	232	292
Morgan Stanley Home Equity Loan Trust
0.692% due 12/25/2034		$145	145
North Carolina State Education Assistance Authority
1.010% due 10/26/2020		171	169
Option One Mortgage Loan Trust
0.842% due 04/25/2033		87	71
SLM Student Loan Trust
0.710% due 01/25/2021		157	156
2.060% due 04/25/2023		477	490

		0000000000	0000000000

3.500% due 08/17/2043		259	255

Total Asset-Backed Securities (Cost $3,021)			3,110

SOVEREIGN ISSUES 3.0%
Canada Housing Trust
3.800% due 06/15/2021	CAD	850	939
China Development Bank Corp.
5.000% due 10/15/2015		$1,162	1,281
Province of Ontario Canada
4.000% due 06/02/2021	CAD	2,000	2,164
Province of Quebec Canada
3.500% due 07/29/2020		$1,200	1,292
4.500% due 12/01/2020	CAD	1,400	1,567
Russia Government International Bond
7.500% due 03/31/2030		$1,043	1,253

Total Sovereign Issues (Cost $8,572)			8,496

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 04/02/2012		594	594

(Dated 03/30/2012. Collateralized by U.S. Treasury Notes 3.375% due 06/30/2013 valued at $607. Repurchase proceeds are $594.)
U.S. TREASURY BILLS 0.2%
0.150% due 09/27/2012		600	600

Total Short-Term Instruments (Cost $1,194)			1,194

Total Investments 160.2% (Cost $457,726)			$460,215
Other Assets and Liabilities (Net) (60.2%)			(172,909)

Net Assets 100.0%			$287,306

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Interest only security.

(b)	Principal amount of security is adjusted for inflation.

(c)	Foreign currency contracts outstanding on March 31, 2012:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CAD	4,764	06/2012	BRC	$41	$0	$41
Sell	EUR	5,690	04/2012	BRC	0	(13)	(13)
Buy		1,463	04/2012	CBK	15	0	15
Sell		952	04/2012	CBK	0	(11)	(11)
Sell		1,463	05/2012	CBK	0	(15)	(15)
Buy		3,258	06/2012	BRC	22	0	22
Buy		112	06/2012	CBK	2	0	2
Sell		182	06/2012	JPM	0	0	0
Buy	GBP	111	04/2012	BRC	2	0	2
Sell		163	04/2012	BRC	0	(1)	(1)
Sell		111	05/2012	BRC	0	(2)	(2)
Sell		333	06/2012	CBK	0	(7)	(7)

					$82	$(49)	$33

(d)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 03/31/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$51,214	$0	$51,214
Industrials	0	11,671	0	11,671
Utilities	0	5,998	0	5,998
Municipal Bonds & Notes
California	0	3,285	0	3,285
Illinois	0	808	0	808
New York	0	820	0	820
Ohio	0	822	0	822
South Carolina	0	407	0	407
Texas	0	802	0	802
U.S. Government Agencies	0	173,571	0	173,571
U.S. Treasury Obligations	0	151,721	0	151,721
Mortgage-Backed Securities	0	45,378	918	46,296
Asset-Backed Securities	0	3,110	0	3,110
Sovereign Issues	0	8,496	0	8,496
Short-Term Instruments
Repurchase Agreements	0	594	0	594
U.S. Treasury Bills	0	600	0	600
	$0	$459,297	$918	$460,215
Financial Derivative Instruments (7) - Assets
Foreign Exchange Contracts	$0	$82	$0	$82
Financial Derivative Instruments (7) - Liabilities
Foreign Exchange Contracts	$0	$(49)	$0	$(49)

Totals	$0	$459,330	$918	$460,248

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2012:

Category and Subcategory (3)	Beginning Balance at 02/29/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (8)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012 (8)
Investments, at value
Mortgage-Backed Securities	$0	$918	$0	$0	$0	$0	$0	$0	$918	$0

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended March 31, 2012.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(8)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

1. Fair Value Measurements

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Investments in privately held investment funds with significant restrictions on redemptions where the inputs of the NAVs are unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair value hierarchy.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser (the “Adviser”), Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When a Fund uses these fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Funds’ assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

2. Federal Income Tax Matters

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2012, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2012, the aggregate gross and net unrealized appreciation/depreciation of investment securities for federal tax purposes were as follows (amount in thousands):

Fund Name	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
PIMCO 0-5 Year High Yield Corporate Bond Index Fund	$4,886	$(1,256)	$3,630
PIMCO 1-3 Year U.S. Treasury Index Fund	496	(80)	416
PIMCO 1-5 Year U.S. TIPS Index Fund	24,728	(225)	24,503
PIMCO 3-7 Year U.S. Treasury Index Fund	757	(20)	737
PIMCO 7-15 Year U.S. Treasury Index Fund	550	(20)	530
PIMCO 15+ Year U.S. TIPS Index Fund	19,688	(824)	18,864
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund	2,101	(1,048)	1,053
PIMCO Australia Bond Index Fund	282	(128)	154
PIMCO Broad U.S. TIPS Index Fund	6,639	(58)	6,581
PIMCO Broad U.S. Treasury Index Fund	38	(251)	(213)
PIMCO Canada Bond Index Fund	270	(3)	267
PIMCO Germany Bond Index Fund	34	(50)	(16)
PIMCO Investment Grade Corporate Bond Index Fund	5,872	(538)	5,334
PIMCO Build America Bond Strategy Fund	1,595	(191)	1,404
PIMCO Enhanced Short Maturity Strategy Fund	6,690	(1,505)	5,185
PIMCO Intermediate Municipal Bond Strategy Fund	5,198	(620)	4,578
PIMCO Short Term Municipal Bond Strategy Fund	268	(48)	220
PIMCO Total Return Exchange-Traded Fund	3,260	(771)	2,489

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BRC	Barclays Bank PLC	CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	USD (or$)	United States Dollar
CAD	Canadian Dollar	GBP	British Pound

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	GTD	Guaranteed	Q-SBLF	Qualified School Bond Loan Fund
FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.	SGI	Syncora Guarantee, Inc.

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	FDIC	Federal Deposit Insurance Corp.
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration
BABs	Build America Bonds

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO ETF Trust

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	May 24, 2012

By:	/s/ John P. Hardaway
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	May 23, 2012